Filed with the Securities and Exchange Commission on April 21, 2026.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

(File No. 333-275044; 811-23817)
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 4	☒

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒
(Check appropriate box or boxes)

VARIABLE ACCOUNT AA
(Exact Name of Registered Separate Account)
(File No. 333-283598)
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2	☒
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
(Name of Insurance Company)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code: (212) 554-1234

Alfred Ayensu-Ghartey
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company of America
8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous
It is proposed that this filing will become effective: (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(l)
☐	on (date) pursuant to paragraph (a)(l) of Rule 485 under the Securities Act of 1933 (“Securities Act”)
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EQUI-VEST
®
(Series 800)

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2026
Equitable Financial Life Insurance Company of America Variable Account AA
Equitable Financial Life Insurance Company
Separate Account A
Please read and keep this prospectus for future reference. It contains important information that you should know before taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is EQUI-VEST
®
?

EQUI-VEST
®
is a deferred annuity contract issued by
Equitable Financial Life Insurance Company of America
or
Equitable Financial Life Insurance Company
(the “Company”, “we”, “our” and “us”). It provides for the accumulation of retirement savings and for income.

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The contract may not currently be available in all states. In addition, certain features described in this prospectus may vary in your state. For a state-by-state description of all material variations to the contract, see Appendix “State contract availability and/or variations of certain features and benefits” later in this prospectus. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract also should be read carefully.

Effective June 18, 2012: We no longer accept contributions to NQ contracts. For traditional IRA, Roth IRA and Inherited IRA contracts, we currently continue to accept subsequent contributions subject to a $6,000 limit per calendar year. References to contributions in this prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see “How you can contribute to your contract” in “Purchasing the Contract” in this prospectus.

Types of contracts.
For existing contract owners, the contracts are for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts (“Inherited IRA”).

•	QP IRA (please see Appendix: QP IRA contracts). Unless otherwise indicated, information for QP IRA is the same as traditional IRA.
You invest to accumulate value on a tax-deferred basis in one or more of our investment options: (i) variable investment options, (ii) the guaranteed interest option, (iii) the fixed maturity options, (iv) Dollar Cost averaging option, or (v) our Principal assurance allocation program for fixed maturity options (collectively, the “investment options”). See “Appendix: Investment options available under the contract” in this prospectus.

The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred
basis in one or more of our investment options.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of contributions to the contract you may no longer be able to fund your Guaranteed benefit(s). This means that you may no longer be able to increase your account value or your guaranteed benefits.

If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your account value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.

A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.
The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date.
It is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

All guarantees are subject to the Company’s financial strength and claims paying ability.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal. Additional information about certain investment products, including variable annuities and fixed annuities with market value adjustments, has been prepared by the SEC’s staff and is available at Investor.gov.

EV Series 800 (IF)
#88271

Contents of this Prospectus

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.
When we use the word “contract” it also includes certificates that are issued under group contracts in some states.

Appendices	72
Investment options available under the contract	72
QP IRA contracts	76
Death benefit example	77
State contract availability and/or variations of certain features and benefits	78

Definitions of key terms

Account value
— Is the total of the (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed in “Charges, expenses, and adjustments” in this prospectus.

Annuitant
— Is the person who is the measuring life for determining contract benefits.

Business day
— Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Cash value
— The contract’s cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge.

Company
— Refers to Equitable Financial Life Insurance Company of America (“Equitable America”) or Equitable Financial Life Insurance Company (“Equitable Financial”). The terms “we”, “us”, and “our” are also used to identify the issuing Company. Equitable America does not do business or issue contracts in the state of New York. Generally, Equitable America will issue contracts in all states except New York and Equitable Financial will issue contracts in New York. However, if any selling agent is an Equitable Advisors financial professional who has a business address in the state of New York, the issuing Company will be Equitable Financial, even if the contract is issued in a state other than New York.

Contract date
— The “contract date” is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.
Contract date anniversary
— The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1st, your contract date anniversary is April 30th.

Contract year
— The “contract year” is the 12-month period beginning on your contract date and each 12-month period after that date.

Contributions
— The employer sponsoring the Plan makes payments to us that we call “contributions.” We can refuse to accept any application or contribution from you or your employer at any time, including after you purchase the contract.

Fixed Maturity Options Non-Unitized Separate Account
— Separate Account No. 48A is a non-unitized separate account of Equitable Financial Life Insurance Company of America established under Arizona Insurance Law and Separate Account No. 48 is a non-unitized separate account of Equitable Financial Life Insurance Company established under New York Insurance Law.

Guaranteed interest option
— The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Maturity date
— The contract’s “maturity date” is generally the contract date anniversary that follows the annuitant’s 95th birthday.

SEC —
Securities and Exchange Commission.

Separate Account
— Separate Account A and Variable Account AA, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended, to which contributions under the contracts may be allocated.
To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods or Fixed Maturity Accounts

variable investment options	Investment Funds or Investment Divisions

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

guaranteed interest option	Guaranteed Interest Account

unit	Accumulation unit

unit value	Accumulation unit value

Overview of the contract

Purpose of the Contract

The contract is designed to help you accumulate assets through investments in underlying Portfolios and the guaranteed interest option during the accumulation phase. It can provide or supplement your retirement income by providing a stream of income payments during the annuity phase. It also provides death benefits to protect your beneficiaries and living benefits to protect your access to income. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently, or who intend to engage in frequent transfers of the underlying Portfolios.

Phases of the Contract

The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions to one or more of the available investment options, which include:

•	Variable investment options;

•	Guaranteed interest option;

•	Fixed maturity options;

•	Principal assurance allocation program for fixed maturity options; and

•	Rebalancing and Dollar Cost Averaging options.

For additional information about each underlying Portfolio see Appendix: “Investment options available under the contract”.

Income (Annuity) Phase

You enter the income phase when you annuitize your contract. During the income phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments; (3) for life with a certain minimum number of payments to the beneficiary upon the death of the annuitant; or (4) for life with a certain amount of payment. Please note that when you annuitize, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits, including any death benefit, terminate upon annuitization and the contract has a maximum annuity commencement date.
Contract Features

The contract provides for the accumulation of retirement savings and income. The contract offers income, death benefit protection and offers various payout options.

Death Benefits

Your contract includes a minimum death benefit that pays your beneficiaries an amount equal to at least your contributions less adjusted withdrawals. For an additional fee, you can purchase the ratcheted death benefit that provides different minimum payment guarantees.

Principal assurance allocation program

Under this allocation program, you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

Rebalancing and Dollar Cost Averaging

You can elect to have your account value automatically rebalanced at no additional charge. We offer two rebalancing programs that you can use to automatically reallocate your account value among your account variable investment options and the guaranteed interest option. You can also elect to allocate your investments using a dollar cost averaging program at no additional charge. Generally, you may not elect both a dollar cost averaging program and a rebalancing option.

Access to Your Money

During the accumulation phase you can take withdrawals from your contract up to 15% of your account value without paying a withdrawal charge. Withdrawals will reduce your account value and may be subject to withdrawal charges and income taxes, as well as a tax penalty. Withdrawals may also reduce your death benefit (possibly on a greater than dollar-for-dollar basis) and may terminate your ratcheted death benefit.

Contract Adjustments

If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

Important information you should consider about the contract

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date
.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges under the contracts” in “Charges, expenses, and adjustments” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	2.00%
	Portfolio Company fees and expenses (2)	0.54%	3.04%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)

Expressed as an annual percent of daily net assets in the variable investment options.
(2)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)

Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,737	Highest Annual Cost $4,131

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options”, “Guaranteed interest options” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract. ”See also Appendix: “Investment options available under the contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

Effective June 18, 2012: We no longer accept contributions to NQ contracts. For traditional IRA, Roth IRA and Inherited IRA contracts, we currently continue to accept subsequent contributions subject to a $6,000 limit per calendar year. For more information, see “How you can contribute to your contract” in “Purchasing the Contract” in the prospectus.

There are limits on contributions and transfers into and out of the guaranteed interest option. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in this prospectus for more information.

For more information see “About the Separate Account” in “More information” in this prospectus.

You must choose one of the two investment methods:

1) Maximum investment option choice, or

2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in this prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

The death benefits offered with the contract were available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefits.

For additional information about restrictions on investment options, see “Portfolios of the Trusts”, and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in this prospectus.

Are There Any Restrictions on Contract Benefits?
Yes.
At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the optional death benefit. For additional information about the optional benefits see “Benefits available under the contract” in this prospectus.
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in this prospectus.

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in this prospectus.

Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options)	2.00%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) there is no charge.

(2)	The current Base Contract Expenses are 1.20%.

(3)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.54%	3.04%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses as well as, the Ratcheted death benefit at the maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,527	$21,307	$31,990	$53,406	$5,450	$16,275	$27,004	$53,406

The Company

Equitable America is an Arizona stock life insurance corporation organized in 1969 with an administrative office located at 8501 IBM Drive, Suite 150-GR, Charlotte, NC 28262-4333. Equitable Financial is a New York stock life insurance corporation doing business since 1859 with its home office located at 1345 Avenue of the Americas, New York, NY 10105. We are indirect wholly owned subsidiaries of Equitable Holdings, Inc.

We are licensed to sell life insurance and annuities in all 50 states (except Equitable America is not licensed in the state of New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract, subject to our financial strength and claims-paying ability.

We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act with respect to registered non-variable insurance contracts (such as index-linked investment options and fixed investment options subject to a market value adjustment) that we issue.

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Equitable Client portal system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For NQ and IRA owners who send contributions individually by USPS and whose contract was transferred on July 1, 2025 to Equitable Financial Life Insurance Company of America:

Equitable Financial Life Insurance Company of America
EQUI-VEST
®
Individual Annuity Lock Box # 773389
P.O. Box 773389
Detroit, MI 48277-3389

For NQ and IRA owners who send contributions individually by USPS and whose contract is still with Equitable Financial Life Insurance Company:

Equitable
EQUI-VEST Processing Office
Individual Annuity Lock Box
P.O. Box 13459
Newark, NJ 07188-0459

For IRA contributions remitted by employers and sent by USPS:

Equitable
EQUI-VEST
®
Unit Annuity Lock Box
P.O. Box 13463
Newark, NJ 07188-0463

For IRA contributions sent using express delivery:

Equitable
EQUI-VEST
®
Processing Office
8501 IBM Dr., Suite 150-GR
Charlotte, NC 28262-4333

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by USPS:

Equitable
EQUI-VEST
®
Processing Office
PO Box 1430
Charlotte, NC 28201-1430
For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent through other couriers:

Equitable
EQUI-VEST
®
Processing Office
8501 IBM Dr., Suite 150-GR
Charlotte, NC 28262-4333

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Reports we provide:

•	confirmation notices of financial transactions; and

•	quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Equitable Client portal.

For jointly owned contracts (if applicable), we provide reports to the primary joint owner’s address on file.

Equitable Client portal and EQUI-VEST toll-free line:

Our Equitable Client portal is designed to provide information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options; and

•	the daily unit values for the variable investment options.

You can also change your Equitable Client portal password (through Equitable Client portal only).

With your Equitable Client portal account you can expect:

•	Account summary . View your account values, and select accounts for additional details.

•	Messages and alerts . Stay up to date with messages on statement availability, investment options and important account information.

•	Profile changes . Now it’s even easier to keep your information current, such as your email address, street address and eDelivery preferences.

•	Manage your account . Convenient access to service options for a policy or contract, from viewing account details and documents to completing financial transactions.

•	Investments details . Intuitive charts show the breakdown of your key investments.

The Equitable Client portal is normally available seven days a week, 24 hours a day. You may use the Equitable Client portal by logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

You may also use our toll-free number (800) 628-6673 to obtain your account value or to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time.

Hearing or speech-impaired clients may call 711, the AT&T National Relay Number, for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as “market timing.” (See “Disruptive transfer activity” in “Transferring your money among investment options” in this prospectus.)

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Toll free telephone service:

You may reach us toll-free by calling
(800) 841-0801
for a recording of daily unit values for the variable investment options.

We generally require that the following types of communications be on specific forms we provide for that purpose:

(1)	conversion of your traditional IRA contract to a Roth IRA contract;
(2)	cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)	election of the automatic investment program;

(4)	election of the investment simplifier;

(5)	election of the automatic deposit service;

(6)	election of the rebalancing program;

(7)	election of the required minimum distribution (“RMD”) automatic withdrawal option;

(8)	election of the beneficiary continuation option;

(9)	request for a transfer/rollover of assets or 1035 exchange to another carrier;

(10)	election of the principal assurance allocation (only available at time of purchase);

(11)	purchase by, or change of ownership to, a non-natural owner;

(12)	contract surrender and withdrawal requests;

(13)	death claims; and

(14)	partial annuitization of an NQ contract.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	transfers among investment options; and

(3)	change of ownership.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	investment simplifier;

(3)	rebalancing program;

(4)	systematic withdrawals; and

(5)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Equitable Client portal system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com. You can opt out by contacting customer service.

1.
Purchasing the Contract

This contract is no longer available for new purchasers. Information in this prospectus is provided for our existing contract owners only.

How you can contribute to your contract

A “contribution” means a payment made to us, from any source, with respect to the contract. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. Depending on your contract type, we may refuse to accept subsequent contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. Under our automatic investment program, the minimum contribution amount is $20 and the maximum contribution amount is $500 per month. The automatic investment program and the payroll deduction program are subject to the contribution limitations and restrictions set forth in the chart below. We will return any contribution made under these programs that exceeds your contribution limit, if applicable, and your program will be cancelled. We discuss the automatic investment program and the payroll deduction program under “About methods of payment” in “More information” in this prospectus. The following table summarizes our rules regarding contributions to your contract which are subject to change. All ages in the table refer to the age of the named annuitant.

We have exercised our right to discontinue acceptance of contributions to NQ contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract.

We have also exercised our right to limit contributions to traditional IRA, Roth IRA and Inherited IRA contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. See the chart below for further detail. Contribution limitations are per calendar year. If you contribute less than the limitation provides, you may not carry the difference forward to a subsequent calendar year.

We also have the right to: (i) limit total contributions to $500,000 if the annuitant’s current age is 75 or less; (ii) limit total contributions to $250,000 if the annuitant’s current age is 76-79; and (iii) discontinue acceptance of contributions if the annuitant’s current age is 80 or greater.

Upon notice to you, we may exercise certain additional rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect or to close a variable investment option to new contributions or transfers. Other contribution limitations may be imposed by your contract as applicable state law. See “Tax information” in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The
12-month
period beginning on your contract date and each
12-month
period after that date is a “contract year.” The end of each
12-month
period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
NQ	• $50 additional
•
After-tax money.

•
Paid to us by check or transfer of contract value in a tax deferred exchange under Section 1035 of the Internal Revenue Code.

•
Paid to us by an employer who establishes a payroll deduction program.
• Effective June 18, 2012, acceptance of contributions has been discontinued. (1)

Contract type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
Traditional IRA	• $50 additional
•
“Regular” traditional IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•
Additional catch-up contributions.

•
Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer EDC plans.

•
Rollovers from another traditional individual retirement arrangement.

•
Direct custodian-to-custodian transfers from other traditional individual retirement arrangements.

•
Effective May 1, 2013,
maximum limit on contributions is $6,000 per calendar year
(1)(2)(3)
(subject to the general tax limits below).

•
For annuitants up to age 83 at contract issue, additional contributions (rollover or direct transfer) may be made up to age 84.

•
For annuitants age 84 through 85 at contract issue, additional contribution (rollover or direct transfer) may be made up to one year beyond the annuitant’s issue age.

General tax limits (applicable to Maryland contractholders only)

•
Regular IRA contributions may not exceed $7,500 for 2026.

•
Additional catch-up contributions of up to $1,100 per calendar year if the owner is at least age 50 at any time during 2026.

•
After lifetime required minimum distributions start, rollover and direct transfer contributions must be net of required minimum distributions.

Roth IRA	• $50 additional
•
Regular Roth IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•
Additional catch-up contributions.

•
Rollovers from another Roth IRA.

•
Rollovers from a “designated Roth contribution account” under specified retirement plans.

•
Conversion rollovers from a traditional IRA or other eligible retirement plan.

•
Direct transfers from another Roth IRA.

•
Effective May 1, 2013,
maximum limit on contributions is $6,000 per calendar year
(1)(2)(3)
(subject to the general tax limits below).

•
For annuitants up to age 83 at contract issue, additional contributions may be made up to age 84.

•
For annuitants age 84 through 85 at contract issue, additional contributions may be made up to one year beyond the annuitant’s issue age.

General tax limits (applicable to Maryland contractholders only)

•
Regular Roth IRA contributions may not exceed $7,500 for 2026.

•
Additional catch-up contributions of up to $1,100 per calendar year if the owner is at least age 50 at any time during 2026.

•
Contributions are subject to income limits and other tax rules. See Contributions to Roth IRAs in ”Tax information” in this prospectus.

Contract type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
Inherited IRA (traditional IRA or Roth IRA) (*)	• $1,000 additional	• Direct custodian-to-custodian transfers of your interest as death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
•
Any additional contributions must be from the same type of IRA of the same deceased owner.

•
If this Inherited IRA was purchased by a non-spousal beneficiary direct rollover from a qualified plan, 403(b) plan and governmental employer 457(b) plan, there are no additional contributions.

(*)
The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We may be required in certain cases to pay benefits faster under existing contracts. We also may limit the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

(1)
This discontinuance or limitation does not apply to contracts issued in Maryland. Please see Appendix: “State contract availability and/or variations of certain features and benefits” in this prospectus.

(2)
For contracts issued in Florida, acceptance of contributions has been discontinued. Please see Appendix: “State contract availability and/or variations of certain features and benefits”in this prospectus.

(3)
For regular contributions, the calendar year limitation includes (i) contributions made during a calendar year, and (ii) contributions made in the subsequent calendar year until the tax return filing deadline provided they are designated for the prior calendar year.

See “Tax information” in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see “Dates and prices at which contract events occur” in “More information” in this prospectus. Please review your contract for information on contribution limitations.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Owners which are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act (“FATCA”) withholding from U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see “Inherited IRA beneficiary continuation contract” in this prospectus.

How you can make your contributions

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to “Equitable” (for subsequent contributions please write your contract number on the check). We may also apply contributions made pursuant to an intended Section 1035 tax-free
exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.”

If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee. If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under “About other methods of payment” in “More information” in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest
bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur in “More information” in this prospectus.”

What are your investment options under the contract?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options. We may, at any time, exercise our rights to change, limit or amend the number of investment options or to close a variable investment option to new contributions or transfers.

Variable investment options

Contract value allocated to one of the variable investment options will vary based on the investment performance of the underlying Portfolio in which the variable investment option invests. There is a risk of loss of the entire amount invested. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges, expenses, and adjustments, may result in negative yields, including for the EQ/Money Market variable investment option. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”) is an affiliate of the Company and serves as the investment adviser of the EQ Advisors Trust (the “affiliated Trust”). For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trust and is responsible for retaining or discontinuing the services of those sub-advisers.

Information regarding each of the currently available Portfolios, their investment adviser(s) and/or sub-adviser(s), their current expenses, and their current performance is available in an appendix to the prospectus. See Appendix: “Investment options available under the contract.”

Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. You should consider the investment objectives, risks, and charges, expenses, and adjustments of the portfolios carefully before investing. In order to obtain copies of the portfolios’ prospectuses, you may call one of our customer service representatives at (877) 522-5035 or visit www.equitable.com/ICSR#EQH146652.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services they provide to the Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment advisory fees and administration expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the Appendix: “Investment options available under the contract” by a “†”.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy).
This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher.
Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy. Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. See also Appendix “Investment options available under the contract” for more information.

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above.
Please see the Portfolio prospectuses for more information in general, as well as more information about the Portfolio’s objective, strategies, and volatility management techniques. See also Appendix “Investment options available under the contract” for more information.

Asset Transfer Program
 Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)	By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a
Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)
By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Fixed investment options

Information regarding each currently offered fixed investment option, including its name, its term and its minimum guaranteed interest rate is available in an appendix to the prospectus. See Appendix “Investment options available under the contract”.

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. The minimum rate may vary depending on when your contract is issued but it will be shown on the data page for your contract and will never be less than 1.00%.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We reserve the right to limit contributions to the guaranteed interest option. See “Allocating your contributions” in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see “Withdrawal charge” under “Charges, expenses, and adjustments” in this prospectus.

Fixed maturity options

The fixed maturity option is part of our general account and pays interest at guaranteed rates. The guaranteed minimum We discuss our general account in “More information” in this prospectus. We offer fixed maturity options with maturity dates generally ranging from one to ten years. The minimum guaranteed rate of interest is 3%. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. Please see “Fixed maturity options” later in this section for more information.

Selecting your investment method for variable investment options

You must choose one of the following methods for selecting your investment options:

•
Maximum investment options choice.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart which can be found in the Appendix: “Investment options available under the contract.” You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A in the investment options which can be found in the Appendix: “Investment options available under the contract.”

•
Maximum transfer flexibility.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options which can be found in the Appendix: “Investment options available under the contract.” No transfer restrictions will apply.

Temporary removal of transfer restrictions that apply to the investment methods
.

From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B” as well as the fixed maturity options.
We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate contributions to or transfer amounts into the variable investment options in group “B” (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Please see options A and B in the investment options chart in the Appendix: “Investment options available under the contract” in this prospectus.

Transfer restrictions apply as indicated above under “Fixed maturity options later in this section.” Fixed maturity options are only available in states where approved.

The Target Date Allocation investment options (which invest in the corresponding Target Date Allocation portfolios) are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. See Appendix: “Investment options available under the contract” for a list of the Target Date Allocation portfolios. As each Target Date Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Date Allocation investment options, you will be deemed to have changed to the “Maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Date Allocation investment option or when you make a transfer to a Target Date Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart in the Appendix: “Investment options available under the contract” are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

Fixed Maturity Options

We offer fixed maturity options with maturity dates generally ranging from one to ten years. The minimum guaranteed rate of interest is 3%. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity (e.g., the crediting rate) is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the “rate to maturity” for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” The fixed maturity options may not be available in all or all states. See Appendix: “State contract availability and/or variations of certain features and benefits” for more information. See also “Charges, expenses, and adjustments” in this prospectus for information on withdrawal charges when amounts are allocated to the fixed maturity options.

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

Fixed maturity options and maturity dates.
We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See “Allocating your contributions” in this prospectus for more information. in this prospectus. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

•	you previously allocated a contribution or made a transfer to the same fixed maturity option; or

•	the rate to maturity is 3%; or

•	the fixed maturity option’s maturity date is within 45 days; or
•	the fixed maturity option’s maturity date is later than the date annuity payments are to begin.

Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

Your choices at the maturity date.
We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in “Allocating your contributions” in this prospectus would apply:

(a)	transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)	withdraw the maturity value (there may be a withdrawal charge).

The rates to maturity are determined weekly. Current rates to maturity for the fixed maturity options can be obtained from your financial professional or us. Please see “How to reach us” for detailed information on how to reach us.

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). We may change our procedures in the future.

Market value adjustment.
If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates. You could lose a significant amount of money due to a market value adjustment if amounts are removed from a fixed maturity option prior to maturity.

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained from your financial professional or us. Please see “How to reach us” for detailed information on how to reach us.

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:

Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 15, 2026	Price Per $100 of Maturity Value
2026	3.00% (1)	$99.03
2027	3.00% (1)	$96.15
2028	3.00% (1)	$93.34
2029	3.00% (1)	$90.63
2030	3.00% (1)	$87.99
2031	3.00% (1)	$85.43
2032	3.00% (1)	$82.93
2033	3.00% (1)	$80.53
2034	3.00% (1)	$78.19
2035	3.05%	$75.57
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)
We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)	We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See “Appendix: Market value adjustment example” in the Statement of Additional Information for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Allocating your contributions

Once you have made your investment method choice, you may allocate your contributions to one or more, or all, of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Additional contributions are allocated according to instructions on file unless you provide us with new instructions. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in “Determining your contract’s value” in this prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

•
Principal assurance allocation
.
Under this allocation program, you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 16, 2026 you chose the fixed maturity option with a maturity date of June 15, 2034, since the rate to maturity was 3.05% on February 16, 2026, we would have allocated $7,554 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an EQUI-VEST
®
traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70
1
⁄
2
, you should consider whether your value in the variable investment options, or your other traditional IRA funds are sufficient to meet your required minimum distributions. See “Tax information” in this prospectus.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.
We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled “EQUI-VEST
®
Roth IRA
Re-Characterization
Form.”

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrender of your contract to receive its cash value” in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” in this prospectus for possible consequences of cancelling your contract.

Inherited IRA beneficiary continuation contract

The SECURE Act has changed key aspects of Inherited IRA contracts. We may be required in certain cases to pay benefits faster under existing contracts. We may also limit the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than the Company. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected (“original IRA”) while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner’s death. See “Required Minimum Distributions” under “Tax Information.” Eligible beneficiaries can take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. See “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” in “Payment of the death benefit” in this prospectus. You should discuss with your tax adviser your own personal situation.

The Inherited traditional IRA is also available to
non-spousal
beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans (“Applicable Plan(s)”). In this discussion, unless otherwise indicated, references to “deceased owner” include “deceased plan participant”; references to “original IRA” include “the deceased plan participant’s interest or benefit under the Applicable Plan”, and references to “individual beneficiary of a traditional IRA” include “individual non-spousal
beneficiary under an Applicable Plan.”

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries may be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, “you” refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

•	If the deceased owner died on or before December 31, 2019 or you are an “eligible designated beneficiary” (as defined later in this Prospectus) electing to stretch out your payments over your life expectancy, you must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis. These payments generally must begin no later than December 31 of the calendar year following the year of the deceased owner’s death.

•	If the deceased owner died after December 31, 2019 and you are not an “eligible designated beneficiary” who elected to stretch out your payments over your life expectancy, your entire interest in the contract must be distributed within 10 years of the deceased owner’s death in accordance with federal tax rules.

•	The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the annuitant will be determined in accordance with Code Section 401(a)(9) and the Treasury Regulations thereunder.

•	An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

•	The initial contribution must be a direct transfer from the deceased owner’s original IRA and must be at least $5,000.

•	Additional contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company where the deceased owner is the same as under the original IRA contract.

•	A non-spousal beneficiary under an Applicable Plan cannot make additional contributions to an Inherited traditional IRA contract.
•	You may make transfers among the investment options.

•	You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

•	The following features mentioned in the prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•	Upon your death, your beneficiary has the following options: (1) if you were an EDB or the deceased owner (or deceased participant) died on or before December 31, 2019, your beneficiary must withdraw any remaining amount within ten years of your death in accordance with federal tax rules; or (2) if you were not an EDB, the beneficiary must withdraw any remaining amount within 10 years of the deceased owner’s (or deceased participant’s) death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply. If you had elected the ratcheted death benefit, it will no longer be in effect and charges for such benefit will stop.

2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit value.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1)	Expressed as an annual percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Principal assurance allocation	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.	Optional	No Charge		• Only available for annuitant ages 75 or younger when the contract is issued
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death benefits

About Death benefits

Your contract provides a death benefit. If you do not elect the ratcheted death benefit described below, the death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this death benefit. Depending upon the state where your contract is issued, each withdrawal you make will reduce the amount of your current standard death benefit on a pro rata basis, in the same manner as described under “Ratcheted death benefit”. There is no additional charge for this death benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If you elect the ratcheted death benefit, the death benefit is equal to the greater of:

(a)
your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payments; and

(b)	the ratcheted death benefit on the date of the annuitant’s death, less any subsequent withdrawals, withdrawal charges and taxes that apply.

Ratcheted death benefit

For an additional fee, you may elect the ratcheted death benefit. The current charge for this benefit is 0.15% of account value. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.
If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will decrease on a proportionate basis your ratcheted death benefit on the date you take the withdrawal.

How withdrawals affect the minimum death benefit and the ratcheted death benefit

Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is not older than age 75 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect. Check with your financial professional.

See Appendix: “Death benefit example” in this prospectus for an example of how we calculate the death benefit.

Before purchasing the ratcheted death benefit for your IRA contract, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distributions requirements which begin after age 70
1
⁄
2
for this contract taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your ratcheted death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the ratcheted death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see “Lifetime minimum distribution withdrawals” under ”withdrawing your account value” in “Accessing your money” and “Tax information” this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in “Purchasing the Contract” this prospectus.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

Successor owner and annuitant.
 For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your ratcheted (or minimum) death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply. In determining whether the ratcheted death benefit, if elected, will continue to grow, and to determine if contributions are permitted we will use your surviving spouse’s age as of the date the successor owner and annuitant feature is effected.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the suc-
cessor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ Contracts only.
 This feature, also known as the inherited annuity, may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other Benefits

Automatic transfer options

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and the interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable invest-
ment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among the variable investment options (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA, Roth IRA or QP. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

4.
Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under “Charges, expenses, and adjustments” in this prospectus.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” in this prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge, third-party transfer or exchange charge, or the ratcheted death benefit charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.
Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

5.
Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•	You may not transfer to a fixed maturity option in which you already have value.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Not all maturities may be available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment on the business day of the transfer.

•	If you choose the “Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Date Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Purchasing the Contract” in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

•	If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the “Maximum investment options choice” method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Purchasing the Contract” in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice to you, we may change or establish additional restrictions on transfers into and among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing or by telephone using the EQUI-VEST toll-free line or online using Equitable Client portal system. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Purchasing the Contract” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of
small-
and
mid-capitalization
companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-
and
mid-capitalization
companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the Trust (the “affiliated trust”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trust, the “trusts”). The affiliated trust has adopted policies and procedures regarding disruptive transfer activity. It discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. It aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.
Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

6.
Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. Withdrawals reduce your account value and may be subject to withdrawal charges and have tax consequences, including possible tax penalties. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” in this prospectus.

Method of withdrawal

Contract	Partial	Systematic	Minimum distribution
NQ	Yes	Yes	No
Traditional IRA	Yes	Yes	Yes
Roth IRA	Yes	Yes	No

Partial withdrawals
(All Contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See “Surrender of your contract to receive its cash value” below.

Partial withdrawals in excess of the 15% free withdrawal amount may be subject to a withdrawal charge. See “15% free withdrawal amount” in “Charges, expenses, and adjustments” in this prospectus.

Systematic withdrawals
(All Contracts except inherited IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.
If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)
Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)
Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)
You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or (2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.

Lifetime minimum distribution withdrawals
(Traditional IRA contracts — See “Tax information” in this prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Individual retirement arrangements (“IRAs”)” in “Tax information” in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach the applicable RMD age under federal tax law (as described under “Tax Information” later in this prospectus).

See the discussion of lifetime required minimum distributions under “Tax Information” in this prospectus.

To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 15% free withdrawal amount.

We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach the applicable RMD age, provided you have not begun your annuity payments before that time.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option, if there is insufficient value or no value in the variable investment options and the guaranteed interest option, the additional withdrawal amount will be taken from the fixed maturity options on a pro rata basis. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

Automatic deposit service

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST
®
NQ or Roth IRA or an existing EQUI-VEST
®
Express
SM
NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See “Tax information” in this prospectus.

Deposit option for NQ contracts only

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant’s death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

Surrender of your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in “When to expect payments” below. For the tax consequences of surrenders, see “Tax information” in this prospectus.

Termination

We may terminate your contract and pay you the cash value if:

(1)	your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)	you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)	you have not made any contributions within 120 days from your contract date.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free
exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as EQUI-VEST
®
provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your contract is annuitized, your EQUI-VEST
®
contract and all its benefits terminate and will be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST
®
contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST
®
contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

EQUI-VEST
®
offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, and others enable you to receive variable annuity payments.

You can annuitize your contract. The current available annuity payout options listed below, are subject to required minimum distribution rules if applicable. Restrictions may apply, depending on the type of contract you own or the annuitant’s age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. Please contact our customer service department or speak with your financial professional to confirm which annuity payout option(s) are available to you.
Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity pay-out options (as described in a separate prospectus for this option)	• Life annuity (not available in New York) • Life annuity with period certain

•
Life annuity:
An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•
Life annuity with period certain:
An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•
Life annuity with refund certain:
An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered subject to required minimum distribution rules, if applicable. This payout option is available only as a fixed annuity.

•
Period certain annuity:
An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant’s life expectancy and will be subject to required minimum distribution rules, if applicable. This option does not guarantee payments for the rest of the annuitant’s life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout options

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of the affiliated Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

Partial annuitization

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “Withdrawing your account value” above. See also the discussion of “Partial annuitization” in “Taxation of nonqualified annuities” under “Tax information”.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in “Withdrawal charge” under “Charges, expenses, and adjustments” in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See “fixed maturity options” under “Purchasing the contract” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST
®
contract date. You can change the date your annuity payments are to begin any time before that date as long as you do not choose a date later than the 28th day of any month or later than your contract’s maturity date. Your contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option.

The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday and for contracts issued in New York is:

(i)	The contract date anniversary that follows the annuitant’s 90th birthday if the annuitant was not older than age 80 when the contract was issued; and

(ii)	The contract date anniversary that is 10 years after the date the contract was issued if the annuitant was ages 81 through 85 when the contract was issued.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person’s lifetime).

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

You will not be able to make withdrawals or change annuity payout options once your contract is annuitized. However, depending on your beneficiary/joint annuitant designations and annuity payout option, the annuity amounts and payment term remaining after your death may be modified if necessary to comply with the minimum distribution requirements of federal income tax law.

Please see Appendix: “State contract availability and/or variations of certain features and benefits” in this prospectus for state variations.

7.
Charges, expenses, and adjustments

Charges under the contracts

Base contract expenses

Charge against the Separate Account

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On the last day of the contract year — an annual administrative charge, if applicable.

•	Charge for third-party transfer or exchange.

•	Charges for certain optional special services.

•	At the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge, if applicable.

•	A ratcheted death benefit charge, if you elect the benefit.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

More information about these charges appears below.

We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the standard death benefit. The daily charge is currently equivalent to an annual rate of 0.95% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is that annuitants (as a group) will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

Total maximum Separate Account charges

The current total annual rate for the Separate Account charges is 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. Any increase will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfair or discriminatory.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year, is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three or later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual, basis.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST
®
contract/certificate having an account value that, when combined with the account value of other EQUI-VEST
®
contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST
®
contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer or exchange

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee
transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

Withdrawal charge

A withdrawal charge may apply in the following circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; (3) we terminate your contract; or (4) you annuitize your contact and elect a non-life contingent annuity option. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See “Fixed maturity options”under “Purchasing the contract” for more information.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.
In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or

•	the 15% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” in this prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See “Contracts issued in New York — fixed maturity options” below.

The withdrawal charge does not apply in the circumstances described below.

15% free withdrawal amount.
Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

Death or purchase of annuity.
The withdrawal charge does not apply if:

•	the annuitant dies and a death benefit is payable to the beneficiary.

•	we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life
annuity with a period certain for a term of at least ten years.

Disability, terminal illness, or confinement to nursing home.
 The withdrawal charge also does not apply if:

(i)	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

(iii)
The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the

United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted, or if the condition began within the 12 month period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For traditional IRA and Roth IRA contracts, the withdrawal charge also does not apply:

•	after six contract years and the annuitant is at least age 59 1 ⁄ 2 ; or

•	if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

Contracts issued in New York — fixed maturity options

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale (“declining scale”). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale (“alternative scale”) if it produces a higher charge than the declining scale.

Declining scale		Alternative scale
Year of investment in fixed maturity option (1)		Year of transfer within fixed maturity option (1)
Within year 1	6%	Within year 1	5%
2	6%	2	4%
3	5%	3	3%
4	4%	4	2%
5	3%	5	1%
6	2%	After year 5	0%
After year 6	0%	Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years. In other words, if 4.3 years remain, it would be a 5% charge.
(1)	Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

•	If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

•
The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

•	The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

•	If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

•	As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.
 We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.
Optional ratcheted death benefit charge

If you elect the optional ratcheted death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.15% of your account value on the contract date anniversary. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. See “About our fixed maturity options” in “More information” in this prospectus.

Charges that the Trusts deduct

The affiliated and unaffiliated Trusts deduct charges for the following types of fees and expenses:

•	Advisory fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of the affiliated Trust and/or shares of unaffiliated Trust portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including advisory fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the
12b-1
fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts.

Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

Market Value Adjustments

If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment for amounts withdrawn from a fixed maturity option before maturity could result in up to a 100% loss of your investment in the fixed maturity option in extreme situations. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and
(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates. For more information about the market value adjustment, including examples illustrating the operation of the market value adjustment, please see the Statement of Additional Information.

The market value adjustment transfers risk from us to you to protect us from losses on our investments supporting the fixed maturity options if amounts are removed prematurely.

You can obtain the market value adjustment for the fixed maturity options in which you invest by calling (800) 628-6673. This value can fluctuate daily, and the current value quoted may differ from the actual market value adjustment at the time of a transaction. Please see “How to reach us” for more information.

8.
Tax information

Overview

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST
®
contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for
non-U.S.
taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified
arrangement does not provide any tax deferral beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits, such as the choice of death benefits, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges, expenses, and adjustments of the portfolios you elect.
Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Purchasing the Contract” in this Prospectus.

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•	if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•	if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural
person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your “investment in the contract.” Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the
tax-free
portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free
portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:
•	the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•	the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See ‘‘Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the
5-year
rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59
1
⁄
2
a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age
59
1
⁄
2
penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies), using an
IRS-approved
distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59
1
⁄
2
as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59
1
⁄
2
.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.
Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of the Separate Account. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of the Separate Account. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of the Separate Account, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of the Separate Account.

Individual retirement arrangements (“IRAs”)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	“traditional IRAs,” typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”) These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as “individual retirement annuities” under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST
®
contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under “Charges, expenses, and adjustments” in this prospectus. We describe the method of calculating payments under “Accessing your money” in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST
®
traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST
®
traditional and Roth IRA contracts.

The Company has received opinion letters from the IRS approving the respective forms of the EQUI-VEST
®
Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST
®
traditional Inherited IRA and Inherited Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST
®
IRA contract (traditional IRA or Roth IRA) by following the directions under “Your right to cancel within a certain number of days” under “Purchasing the Contract” in this prospectus. You can cancel an EQUI-VEST
®
Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST
®
traditional IRA contract by following the instructions in the “EQUI-VEST
®
Roth IRA
Re-Characterization
Form.” The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Effective June 18, 2012: For traditional IRA, Roth IRA and Inherited IRA contracts, we currently continue to accept subsequent contributions subject to a $6,000 limit per calendar year. References to contributions in this prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see “How you can contribute to your contract” in “Purchasing the Contract” and “Appendix: State contract availability and/or variations of certain features and benefits.”

Traditional individual retirement annuities (traditional IRAs)

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Purchasing the Contract” in this prospectus.

Contributions to traditional IRAs.
Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Regular contributions to traditional IRAs.

Limits on contributions.
The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2026, after adjustment for cost-of-living changes. When your earnings are below $7,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian
transfers into a traditional IRA.

If you are at least age 50 at any time during 2026, you may be eligible to make additional “catch up contributions” of up to $1,100 to your traditional IRA for the taxable year.

Special rules for spouses.
If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $7,500, married individuals filing jointly can contribute up to $15,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $7,500 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions.
Catch-up
contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is being made.

Deductibility of contributions.
 The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Additional “Saver’s Credit” for contributions to a traditional IRA or Roth IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.

Nondeductible regular contributions.
If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred
basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($7,500 for 2026 after adjustment). The dollar limit is $1,100 higher for people eligible to make age 50 plus catch-up contributions ($8,600 for 2026). See “Excess contributions” below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” below.
If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.
If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans, also referred to as “governmental employer EDC plans”;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

After lifetime required minimum distributions start, any amount contributed to a traditional IRA must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless an exception applies. Some of the exceptions include the following distributions:

•	“a required minimum distribution” after the applicable RMD age or retirement; or

•	one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

•	a hardship withdrawal; or

•	a corrective distribution which fits specified technical tax rules; or

•	a loan that is treated as a distribution; or

•	in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

Distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Effective for distributions made after December 29, 2022, repayments made within three years of these distributions to an eligible retirement plan can be treated as deemed rollover contributions. The SECURE 2.0 Act of 2022 also added new in-service distribution options that can be repaid within three years of such distribution if permitted by the plan.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted in this section.

Rollovers of
after-tax
contributions from eligible retirement plans other than traditional IRAs

Any
non-Roth
after-tax
contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of payments” in this prospectus under “Withdrawals, payments and transfers of funds out of traditional IRAs.”
After-tax
contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every
12-month
period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee
or
custodian-to-custodian
direct transfers are not rollover transactions. You can make these more frequently than once in every
12-month
period.

Spousal rollover and divorce-related direct transfers

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free
basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution. You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.
You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.
Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•	the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and transfer contributions to traditional IRAs” above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan.
After-tax
contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year
averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70
1
⁄
2
or older. You can direct the Company to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return. We do not permit a one-time distribution from IRAs to charitable gift annuities, charitable remainder unitrusts, and charitable remainder annuity trusts.
Required minimum distributions

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) and the SECURE 2.0 Act of 2022 (“SECURE 2.0”) made significant changes to the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — required minimum distributions.
 Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. This could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions.

When you have to take the first lifetime required minimum distribution.
 When you have to start lifetime required minimum distributions from your traditional IRA is based on your applicable RMD age as defined under federal tax law. If you attain age 72 after 2022 and age 73 before 2033, your applicable RMD age is 73. If you attain age 73 after 2032, your applicable RMD age is 75. If you were born prior to July 1, 1949, your applicable RMD age is 70
1
⁄
2
, and if you were born on or after July 1, 1949 and before January 1, 1951, your applicable RMD age is 72.

The first required minimum distribution is for the calendar year in which you attain the applicable RMD age. You have the choice to take this first required minimum distribution during the calendar year you actually reach the applicable RMD age, or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you attain the applicable RMD age. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions —”account-based” or “annuity-based.”

Account-based method.
 If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.
If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and an eligible designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?
No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?
 We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?
The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year
basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?
 Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 25% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). This penalty tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?
 These vary, depending on the status of your beneficiary (individual or entity) and when you die. The SECURE Act significantly amended the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. Federal tax rules governing post-death required minimum distribution payments are highly complex. For complete information on these rules, qualified legal and tax advisers should be consulted.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must generally be distributed within 10 years in accordance with federal tax rules. If your beneficiary is not an EDB, the entire interest must be distributed by the end of the calendar year which contains the tenth anniversary of your death. If you die before your Required Beginning Date, no distribution is required for a year before that tenth year. If you die on or after your Required Beginning Date, your beneficiary will be required to take an annual post-death required minimum distribution and all remaining amounts must be fully distributed by the end of the year containing the tenth anniversary of your death. It is the beneficiary’s responsibility to calculate and satisfy the required minimum distribution rules. Please consult your tax adviser to determine whether annual post-death required minimum distribution payments are required from your contract during the 10-year period.

Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death.

The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary, below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years in accordance with federal tax rules.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Effective beginning after 2023, your spouse may elect to have RMDs determined using the Uniform Lifetime Table and, if applicable, may delay starting payments over his/her life expectancy period until the year in which you would have attained the applicable RMD age. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches the applicable RMD age, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan. If your spouse beneficiary is subject to the 10-year rule and wants to treat the IRA as their own or roll over the death benefit in or after the calendar year in which the surviving spouse attains the applicable RMD age, they may be required to take a “hypothetical RMD” amount, which is not eligible for a rollover. To determine the “hypothetical RMD” amount, qualified legal and tax advisers should be consulted.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Additional changes to post-death distributions after the SECURE Act

The SECURE Act applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the death of the original individual beneficiary as an event will trigger the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority — the remaining interest must be distributed within 10 years in accordance with federal tax rules.

Successor annuitant and owner

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse’s death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored
status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59
1
⁄
2
before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59
1
⁄
2
. Some of the available exceptions to the
pre-age
59
1
⁄
2
penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	in connection with the birth or adoption of a child as specified in the Code; or

•	in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an
IRS-approved
distribution method.

SECURE 2.0 added new exceptions to the 10% early distribution penalty. Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Roth individual retirement annuities (“Roth IRAs”)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “Traditional IRAs.”

The EQUI-VEST
®
Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Purchasing the Contract” in this prospectus.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion” rollover contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs

Limits on regular contributions.
 The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2026 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $7,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during 2026, you may be eligible to make additional catch-up contributions of up to $1,100.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When can you make contributions?
Same as traditional IRAs.

Deductibility of contributions.
Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?
The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, a 403(b) plan, or a governmental employer EDC plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free
basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any
12-month
period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met.
Trustee-to-trustee
or
custodian-to-custodian
direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free
basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth
accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free.
Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59
1
⁄
2
, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.
To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee
transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.
 You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year
averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	Rollovers from a Roth IRA to another Roth IRA;

•	Direct transfers from a Roth IRA to another Roth IRA;

•	Qualified distributions from a Roth IRA; and

•	Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1 ⁄ 2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•	your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs

Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.
To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)
All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally, the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Illustration of guaranteed interest rates

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. In Table II we assume a single initial contribution of $1,000, and no additional contributions. The guaranteed interest rate, which can range from 1.00% to 3.00%, is in the contract.

The account values shown reflect no withdrawal charges. The cash values shown reflect the withdrawal charge that applies if you surrender your contract for its cash value. In all cases we assume no transfers.

These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

Table I at the guaranteed minimum rate of 1.00% (the rate may be higher in your state)

Table I
Account Values And Cash Values
(assuming $1,000 contributions made annually at the beginning of the contract year)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$ 989.80	$ 936.35	26	$29,196.26	$28,836.26
2	$1,979.70	$1,872.79	27	$30,498.22	$30,138.22
3	$2,979.49	$2,818.60	28	$31,813.20	$31,453.20
4	$3,989.29	$3,773.87	29	$33,141.33	$32,781.33
5	$5,009.18	$4,738.69	30	$34,482.75	$34,122.75
6	$6,039.27	$5,713.15	31	$35,837.57	$35,477.57
7	$7,079.67	$6,719.67	32	$37,205.95	$36,845.95
8	$8,130.46	$7,770.46	33	$38,588.01	$38,228.01
9	$9,191.77	$8,831.77	34	$39,983.89	$39,623.89
10	$10,263.69	$9,903.69	35	$41,393.73	$41,033.73
11	$11,346.32	$10,986.32	36	$42,817.67	$42,457.67
12	$12,439.79	$12,079.79	37	$44,255.84	$43,895.84
13	$13,544.18	$13,184.18	38	$45,708.40	$45,348.40
14	$14,659.63	$14,299.63	39	$47,175.49	$46,815.49
15	$15,786.22	$15,426.22	40	$48,657.24	$48,297.24
16	$16,924.08	$16,564.08	41	$50,153.81	$49,793.81
17	$18,073.33	$17,713.33	42	$51,665.35	$51,305.35
18	$19,234.06	$18,874.06	43	$53,192.00	$52,832.00
19	$20,436.40	$20,076.40	44	$54,733.92	$54,373.92
20	$21,650.76	$21,290.76	45	$56,291.26	$55,931.26
21	$22,877.27	$22,517.27	46	$57,864.18	$57,504.18
22	$24,116.04	$23,756.04	47	$59,452.82	$59,092.82
23	$25,367.20	$25,007.20	48	$61,057.35	$60,697.35
24	$26,630.88	$26,270.88	49	$62,677.92	$62,317.92
25	$27,907.18	$27,547.18	50	$64,314.70	$63,954.70

Table II at the guaranteed minimum rate of 1.00% (the rate may be higher in your state)

Table II
Account Values And Cash Values
(assuming a single contribution of $1,000 and no further contribution)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$989.80	$936.35	26	$434.76	$434.76
2	$979.70	$926.80	27	$409.11	$409.11
3	$959.50	$907.69	28	$383.20	$383.20
4	$939.10	$888.38	29	$357.03	$357.03
5	$918.49	$868.89	30	$330.60	$330.60
6	$897.67	$849.20	31	$303.91	$303.91
7	$876.65	$876.65	32	$276.95	$276.95
8	$855.42	$855.42	33	$249.72	$249.72
9	$833.97	$833.97	34	$222.21	$222.21
10	$812.31	$812.31	35	$194.44	$194.44
11	$790.43	$790.43	36	$166.38	$166.38
12	$768.34	$768.34	37	$138.04	$138.04
13	$746.02	$746.02	38	$109.42	$109.42
14	$723.48	$723.48	39	$ 80.52	$ 80.52
15	$700.71	$700.71	40	$ 51.32	$ 51.32
16	$677.72	$677.72	41	$ 21.84	$ 21.84
17	$654.50	$654.50	42	$ 0.00	$ 0.00
18	$631.04	$631.04	43	$ 0.00	$ 0.00
19	$607.35	$607.35	44	$ 0.00	$ 0.00
20	$583.43	$583.43	45	$ 0.00	$ 0.00
21	$559.26	$559.26	46	$ 0.00	$ 0.00
22	$534.85	$534.85	47	$ 0.00	$ 0.00
23	$510.20	$510.20	48	$ 0.00	$ 0.00
24	$485.31	$485.31	49	$ 0.00	$ 0.00
25	$460.16	$460.16	50	$ 0.00	$ 0.00

Tax withholding and information reporting

Status for income tax purposes; FATCA.
In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.
 We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•	We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, your withholding depends on what you specify on a Form W-4P, and we withhold according to the Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on
non-periodic
annuity payments (withdrawals)

For a
non-periodic
distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate unless a different rate is elected on an IRS Form W-4R. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

Impact of taxes to the Company

The contracts provide that we may charge the Separate Account for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

9.
More information

About our Separate Account

Variable Account AA is a separate account of Equitable Financial Life Insurance Company of America under Arizona Insurance Law.

Separate Account A is a separate account of Equitable Financial Life Insurance Company under special provisions of New York Insurance Law.

Each variable investment option is a subaccount of the Separate Account. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in the Separate Account and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from the Separate Account that represent our investments in the Separate Account or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest the Separate Account’s assets in any investment permitted by applicable law. The results of the Separate Account’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in the Separate Account. However, the obligations themselves are obligations of the Company.

Income, gains, and losses credited to, or charged against, the separate account reflect the separate account’s own investment experience and not the investment experience of the Company’s other assets, and the assets of the separate account may not be used to pay any liabilities of the Company other than those arising from the contracts.

The Separate Account is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or the Separate Account. Although the Separate Account is registered, the SEC does not monitor the activity of the Separate Account on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2)	to combine any two or more variable investment options;
(3)	to limit the number of variable investment options which you may elect;

(4)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)
to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges, expenses, and adjustments that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(6)	to deregister the Separate Account under the Investment Company Act of 1940;

(7)	to restrict or eliminate any voting rights as to the Separate Account; and

(8)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as
“open-end
management investment companies,” more commonly called mutual funds. The affiliated Trust issues different shares relating to each portfolio.

The Board of Trustees of the affiliated Trust serves for the benefit of the affiliated Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for the affiliated Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the affiliated Trust, or in their respective SAIs, which are available upon request. See also the Appendix: “Investment options available under the contract”.

About Our Fixed Maturity Options Non-Unitized Separate Account

Amounts allocated to the fixed maturity options are held in the Non-Unitized Separate Account. The Non-Unitized Separate Account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. The portion of the Non-Unitized Separate Account assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the Non-Unitized Separate Account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in the Non-Unitized Separate Account. We may, subject to state law that applies, transfer all assets allocated to the Non-Unitized Separate Account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in the Non-Unitized Separate Account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the Non-Unitized Separate Account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the Non-Unitized Separate Account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona (for Equitable America), the New York State Department of Financial Services (for Equitable Financial), and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

The disclosure with regard to the general account is subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Automatic investment program — for traditional IRA and Roth IRA contracts

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in “Tax information” in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. The maximum contribution amount is $500 per month. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described under “How you can contribute to your contract” in “Purchasing the Contract” apply to this program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Payroll deduction program.
You can authorize your employer to remit your NQ, traditional IRA or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer’s. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described under “How you can contribute to your contract” in “Purchasing the Contract” apply to this program.

Wire transfers.
You may also send your contributions by wire transfer from your bank.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.
•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of shares of the affiliated Trust we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for the affiliated Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The affiliated Trusts sells its shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. The affiliated Trust also sells its shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of

Trustees or Directors of the affiliated Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the ability of the principal underwriter (if applicable) to perform its contract with the Separate Account.

Financial statements

The financial statements of the Separate Account, as well as the financial statements and supplemental schedules of the Company, are incorporated by reference in the SAI. The financial statements and supplemental schedules of the
Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling
(800) 628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

You may request to change the owner designation or assign or transfer your rights under the contract on certain contract types by sending us a signed and dated request. We will not be bound by the change of owner or assignment until we accept it. In cases of assignments, your rights and those of any other person referred to in this contract will be subject to the assignment. We assume no responsibility for the validity of an assignment. An absolute assignment will be considered as a change of ownership to the assignee. With respect to changes of owner and assignments that we accept, unless otherwise specified by you, the change will take effect on the date you sign the change of owner or assignment request, except that it will not apply to any payment we make or other action we take before we accept the change of owner or assignment. To the extent allowed by state law, (and permitted under your contract), we may refuse our consent to any change of owner on a nondiscriminatory basis if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will notify you in writing if we reject your request to change the owner.

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Benefits available under the contract” in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement, under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge if one applies.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors (together, the “Distributors”). The Distributors serve as principal underwriters of the Separate Account. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is a wholly owned subsidiary of Equitable Financial. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1345 Avenue of the Americas, New York, NY 10105. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges, expenses, and adjustments” in this prospectus.

Equitable Advisors Compensation.
The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors financial professionals and managerial personnel may also receive other types of compensation including service fees, expense allowance payments and health and retirement benefits.

Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash
compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.
In connection with the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.
The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.
 Equitable Distributors may pay, out of its
assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2025) received additional payments. These additional payments ranged from $107.81 to $10,223,322.39. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

AAG Capital Inc., AE Financial Services, LLC, Allstate Financial Services, LLC, Ameriprise Financial Services, LLC, Aretec Group Inc., Ausdal Financial Partners, Inc., Cabot Lodge Securities, LLC, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Centaurus Financial, Inc., Citigroup Global Markets, Inc., Citizens Investment Services, Commonwealth Financial Network, Copper Financial Network, LLC, CUSO Financial Services, L.P., DPL Financial Partners, Equity Services Inc., Farmers Financial Solution LLC, FIDX Markets LLC, First Horizon Advisors, Inc., Flourish Financial LLC, Geneos Wealth Management Inc., Gradient Securities, LLC, Grove Point Investments LLC, GWN Securities, Inc., Halo Securities LLC, Harbour Investments, Inc.,

Hornor Townsend & Kent, LLC, Independent Financial Group LLC, James T. Borello & Co., Janney Montgomery Scott LLC, J.W. Cole Financial, Inc., Kestra Investment Services LLC, Key Investment Services LLC, Kovack Securities Inc., Lincoln Investment Planning, Lion Street Financial LLC, LPL Financial Corporation, Madison Avenue Securities, LLC, MML Investors Services, LLC, Morgan Stanley Smith Barney, Mutual of Omaha Investor Services Inc., NEXT Financial Group, Inc., OneAmerica Securities Inc., Osaic Institutions, Inc., Osaic Wealth, Inc., Park Avenue Securities, LLC, PlanMember Securities Corp., PNC Investments, LLC, Primerica Financial Services, Inc., Principal Securities, Inc., Pruco Securities, LLC, Purshe Kaplan Sterling Investments, Inc., Raymond James & Associates Inc., RBC Capital Markets Corporation, RetireOne Investment Services, LLC, Santander Securities Corporation, SCF Securities, Inc., The Huntington Investment Company, The Leaders Group, Inc., Thrivent Investment Management Inc., UBS Financial Services Inc., U.S. Bancorp Advisors, LLC, U.S. Bancorp Investments, Inc., Valmark Securities Inc., Wells Fargo Advisors, LLC, Western International Securities, Inc., World Equity Goup, Inc.

Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146652. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other
fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90	%^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Equity	1290 VT Micro Cap — EIMG ; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15	%^	16.42%	4.31%	12.26%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG ; Capital International, Inc.	0.95	%^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00	%^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06	%^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67	%^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53	%^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.08	%^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72	%^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG ; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG ; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%	6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Comstock
1290 VT GAMCO Mergers & Acquisitions	EQ/Invesco Global
1290 VT GAMCO Small Company Value	EQ/Invesco Global Real Assets
1290 VT Micro Cap	EQ/Janus Enterprise
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index

Investments Options A
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Growth
EQ/All Asset Growth Allocation	EQ/MFS International Intrinsic Value
EQ/American Century Mid Cap Value	EQ/MFS Mid Cap Focused Growth
EQ/Balanced Strategy	EQ/MFS Technology
EQ/Capital Group Research	EQ/MFS Utilities Series
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Index
EQ/ClearBridge Select Equity Managed Volatility	EQ/Mid Cap Value Managed Volatility
EQ/Common Stock Index	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Strategy	EQ/Small Company Index
EQ/Emerging Markets Equity PLUS	EQ/T. Rowe Price Growth Stock
EQ/Equity 500 Index	EQ/Value Equity
EQ/Fidelity Institutional AM ® Large Cap	EQ/Wellington Energy
EQ/Franklin Rising Dividends	Equitable Conservative Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Growth MF/ETF
EQ/Global Equity Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Goldman Sachs Mid Cap Value	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Core Managed Volatility	Multimanager Aggressive Equity
EQ/International Equity Index	Multimanager Technology
EQ/International Managed Volatility	VanEck VIP Global Resources Fund
EQ/International Value Managed Volatility

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series ® The Bond Fund of America ®	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Multimanager Core Bond
EQ/Intermediate Government Bond	Nomura VIP High Income Series
EQ/Money Market

(b) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment options before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Guaranteed Interest Option	N/A	1.0%
Principal assurance allocation	7 years to 10 years	3.0%
Dollar Cost averaging	N/A	N/A
Fixed Maturity Options	1 year to 10 years	3.0%

For more information, please see “Principal assurance allocation” under “Benefits available under the contract” and also “Fixed Maturity Options” under “Purchasing the Contract” and “Market Value Adjustment” under “Charges, Fees, and Adjustments” in this prospectus.

Appendix: QP IRA contracts

The following provides information on the features and benefits of QP IRA contracts that are different than the features and benefits described in the prospectus for traditional IRA contracts under EQUI-VEST
®
QP IRA contracts are not available to new purchasers and this information is applicable to existing contract holders only.

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Purchasing the Contract” in this prospectus.

Features and benefits	Availability or variation
Source of contributions	• Rollovers from a qualified plan.
• Rollovers from a TSA.

•
The QP IRA contract is intended to be a conduit IRA to be used primarily for rollover contributions from a qualified plan or TSA, although we accept regular IRA contributions (limits are described in this prospectus under “Traditional individual retirement annuities (traditional IRAs)”).

Minimum contributions	$2,500 each rollover amount.

Limitations on contributions	After lifetime required minimum distributions must start, rollover contributions must be net of required minimum distributions.

Taxation of payments Federal income tax withholding	The QP IRA is used as a conduit IRA so that amounts are not commingled. If you are eligible for ten year averaging and long term capital gains treatment of distributions from a qualified plan, you may be able to preserve such treatment even though an eligible rollover from a qualified plan is temporarily rolled into a conduit IRA, such as a QP IRA, before rolling it back into a qualified plan. See your tax adviser.

Appendix: Death benefit example

If you do not elect the ratcheted death benefit, the death benefit is equal to the account value or the standard death benefit (contributions, adjusted for withdrawals, and any withdrawal charges and taxes that may apply), whichever provides the highest amount. If you elect the ratcheted death benefit, the death benefit is equal to the account value or the ratcheted death benefit, whichever provides the highest amount.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no withdrawals, the death benefit for an annuitant age 45 would be calculated as follows:

End of contract year	Account value (1)	Contribution	Ratcheted death benefit
1	$105,000 (2)	$100,000	$100,000
2	$115,500 (2)		$100,000
3	$129,360 (2)		$129,360 (2)
4	$103,488		$129,360 (3)
5	$113,837		$129,360 (3)
6	$127,497		$129,360 (3)
7	$127,497		$129,360 (3)
8	$133,872 (2)		$129,360
9	$147,259		$147,259 (4)

The account values for contract years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the ratcheted death benefit was not elected, the death benefit on each contract date anniversary would be equal to the account value, since it is higher than the contribution.

(2)
If the ratcheted death benefit was elected, at the end of contract years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in year 3, the ratcheted death benefit is increased to equal the account value.

(3)
At the end of contract years 4, 5, 6 and 7, the death benefit would be equal to the ratcheted death benefit since it is higher than the account value. Also, at the end of contract year six, no adjustment would be made to the ratcheted death benefit, since the ratcheted death benefit is higher than the account value.

(4)
At the end of contract year 9, the ratcheted death benefit would be increased to the account value, since the account value on the contract date anniversary is higher than the current ratcheted death benefit.

Appendix: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST ® features and/or benefits are not available or vary:
State	Features / benefits / charges	Availability / variation
California	See “Purchasing the Contract”—”Your right to cancel within a certain number of days”
If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or the guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to variable investment options other than the EQ/Money Market option (and/or the fixed maturity options), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

Connecticut The following change applies to contracts issued on or after March 3, 2004.	Withdrawal charge See “Charges under the contracts — withdrawal charge” in “Charges, expenses, and adjustments.”
During the first six contract years following a contribution, a withdrawal charge will be deducted from amounts you withdraw that exceed 15% of your account value (the free withdrawal amount). The withdrawal charge is equal to a percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following schedule:

Contract year
	1	2	3	4	5	6	7 and later
Percentage of contribution	6	6	6	6	6	5	0

Certain other exemptions apply.
Florida	See “How you can contribute to your contract” in “Purchasing the Contract”	For all contracts, acceptance of contributions has been discontinued.
Illinois For IRA and NQ Contract Series 800 issued on or after September 24, 2007.	Withdrawal charge. See “Fees and charges” under “EQUI-VEST ® at a glance — Key features;” and “Charges under the contracts — withdrawal charge” in “Charges, expenses, and adjustments.”
During the first six contract years following a contribution, a withdrawal charge will be deducted from amounts you withdraw that exceed 15% of your account value (the free withdrawal amount). The withdrawal charge is equal to a percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following schedule.

Contract year
	1	2	3	4	5	6	7 and later
Percentage of contribution	6	6	6	6	6	5	0

State	Features / benefits / charges	Availability / variation
Maryland	See “How you can contribute to your contract” in “Purchasing the Contract”	For all contracts, we continue to accept contributions. The discontinuance of acceptance of contributions and the $6,000 contribution limitation per calendar year do not apply.
Massachusetts The following change applies to Traditional IRA, Roth IRA and NQ contracts issued on or after November 27, 2006.	See “Disability, terminal illness or confinement to nursing home” under “Withdrawal charge” in “Charges, expenses, and adjustments.”	The disability, terminal illness or confinement to a nursing home withdrawal charge waiver is not available.
Puerto Rico	See “Taxation of nonqualified annuities” under “Tax information.”
Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico that are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Utah For non-qualified annuities, IRA, Roth IRA, Inherited IRA and Roth Inherited IRA contracts issued on or after November 27, 2006.	Withdrawal charge. See “Charges under the contracts — withdrawal charge” in “Charges, expenses, and adjustments.”
During the first six contract years following a contribution, a withdrawal charge will be deducted from amounts you withdraw that exceed 15% of your account value (the free withdrawal amount). The withdrawal charge is equal to a percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following schedule.

Contract year
	1	2	3	4	5	6	7 and later
Percentage of contribution	6%	6%	6%	6%	6%	5%	0

Washington The following changes apply to contracts issued on or after August 13, 2001.	Fixed Maturity Option Ratcheted Death Benefit See “Selecting an annuity payout option” in “Accessing your money”
Not available
Not available

In the third paragraph, “New York” is replaced with “Washington” and paragraph (ii) is deleted and replaced with: (ii) if the annuitant was age 81–85 when the contract was issued, the contract anniversary that follows the annuitant’s 95 th
birthday.

State	Features / benefits / charges	Availability / variation
	See “Annual administrative charge” in “Charges, expenses, and adjustments”	The second paragraph is deleted and replaced with: The charge is deducted pro rata from the variable investment options. If your account value is allocated 100% to the guaranteed interest option, the charge will be waived.
	See “Withdrawal charge” in “Charges, expenses, and adjustments”	The second sentence of the third paragraph is replaced with: In the case of surrenders, we will pay you the greater of (i) the cash value or (ii) the free withdrawal amount plus 94% (95% in the fifth contract year if the annuitant was age 60 or over when the contract was issued) of the remaining account value.
See “Disability, terminal illness, or confinement to nursing home” in “Charges, expenses, and adjustments”
The last paragraph and its first bullet are replaced with the following:

For NQ, traditional IRA and Roth IRA contracts, the with drawal charge also does not apply in the following circumstances:

•
After five contract years and the annuitant is at least age 59
1
⁄
2
; or

EQUI-VEST
®
(Series 800)
Issued by

Equitable Financial Life Insurance Company of America
Equitable Financial Life Insurance Company

This prospectus describes the important features of the contract and provides information about the Company.

We have filed with the Securities and Exchange Commission Statements of Additional Information (“SAI”) that includes additional information about EQUI-VEST
®
(Series 800), Equitable Financial Life Insurance Company of America and Variable Account AA and Equitable Financial Life Insurance Company and Separate Account A, respectively. The SAI dated May 1, 2026, is incorporated by reference into this prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The prospectus and SAI is also available at our website, www.equitable.com/ICSR#EQH146652.

Reports and other information about Equitable Financial Life Insurance Company of America and Variable Account AA, and Equitable Financial Life Insurance Company and Separate Account A are available on the SEC’s website at http://www.sec.gov, and copies of this other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Class/Contract Identifier: C000247533; C000257557 (EFLOA)
Class/Contract Identifier: C000024810; C000257556 (EFLIC)

EQUI-VEST
®
(Series 801)

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2026

Equitable Financial Life Insurance Company of America Variable Account AA
Equitable Financial Life Insurance Company
Separate Account A

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST
®
?

EQUI-VEST
®
is a deferred annuity contract issued by
Equitable Financial Life Insurance Company of America
or
Equitable Financial Life Insurance Company
(the “Company”, “we”, “our” and “us”). It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options.

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The contract may not currently be available in all states. In addition, certain features described in this prospectus may vary in your state. For a state-by-state description of all material variations to this contract, see Appendix “State contract availability and/or variations of certain features and benefits” later in this prospectus. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

Types of contracts.
 For existing and new contract owners, we offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts (“Inherited IRA”).

A minimum contribution of $25,000 is required to purchase a contract.
You invest to accumulate value on a tax-deferred basis in one or more of our investment options: (i) variable investment options, (ii) the guaranteed interest option, or (iii) the Dollar Cost averaging options (collectively, “investment options”). The investment options are listed in Appendix “Investment options available under the contract”.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative contract adjustments, taxes, and tax penalties. This contract permits ongoing withdrawals from the index options prior to the end of the term. These ongoing deductions could have adverse effects of values under the contract and if an investor intends to elect such ongoing withdrawals, they should consult with their financial professional about the appropriateness of the contract for them.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefits, you may no longer be able to increase your account value or your guaranteed benefits.

If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your account value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.

All guarantees are subject to the Company’s financial strength and claims paying ability.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

EV Series 801 (IF/NB)
#914716

Contents of this Prospectus

When we address the reader of this prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

2

Appendices

Investment options available under the contract	63

Death benefit example	68

State contract availability and/or variations of certain features and benefits	69

Hypothetical Illustrations	72

3

Definitions of key terms

Account value
— Is the total of the values you have allocated to (i) the variable investment options; and (ii) the guaranteed interest option. These amounts are subject to certain fees and charges discussed in “Charges and expenses” in this prospectus.

Annuitant
— Is the person who is the measuring life for determining contract benefits.

Business day
— Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Company
— Refers to Equitable Financial Life Insurance Company of America (“Equitable America”) or Equitable Financial Life Insurance Company (“Equitable Financial”). The terms “we”, “us”, and “our” are also used to identify the issuing Company. Equitable America does not do business or issue contracts in the state of New York. Generally, Equitable America will issue contracts in all states except New York and Equitable Financial will issue contracts in New York. However, if any selling agent is an Equitable Advisors financial professional who has a business address in the state of New York, the issuing Company will be Equitable Financial, even if the contract is issued in a state other than New York.

Cash value
— The contract’s cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge.

Contract date
— The “contract date” is the effective date of
the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

Contract date anniversary
— The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1st, your contract date anniversary is April 30th.

Contract year
— The “contract year” is the 12-month period beginning on your contract date and each 12-month period after that date.

Contributions
— The employer sponsoring the Plan makes payments to us that we call “contributions.” We can refuse to accept any application or contribution from you or your employer at any time, including after you purchase the contract.

Guaranteed interest option
— The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Maturity date
— The contract’s “maturity date” is generally the contract date anniversary that follows the annuitant’s 95th birthday.

SAI
—
Statement of Additional Information.

Separate Account
— Separate Account A and Variable Account AA, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended, to which contributions under the contracts may be allocated.
To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials

account value	Annuity Account Value

guaranteed interest option	Guaranteed Interest Account

unit	Accumulation unit

unit value	Accumulation unit value

4

Overview of the contract

Purpose of the Contract

The contract is designed to help you accumulate assets through investments in underlying Portfolios, the guaranteed interest option during the accumulation phase. It can provide or supplement your retirement income by providing a stream of income payments during the annuity phase. It also provides death benefits to protect your beneficiaries. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently, or who intend to engage in frequent transfers of the underlying Portfolios.

Phases of the Contract

The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions to one or more of the available investment options, which include:

•	Variable investment options;

•	Guaranteed interest option; and

•	Rebalancing options.

For additional information about each investment option see Appendix: “Investment options available under the contract” in this prospectus.

Income (Annuity) Phase

You enter the income phase when you annuitize your contract. During the income phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments; (3) for life with a certain minimum number of payments to the beneficiary upon the death of the annuitant; or (4) for life with a certain amount of payment. Please note that when you annuitize, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits, including any death benefits, terminate upon annuitization and the contract has a maximum annuity commencement date.

Contract Features

The contract provides for the accumulation of retirement savings and income. The contract offers income, death benefit protection and offers various payout options.

Death Benefits

Your contract includes a minimum death benefit that pays your beneficiaries an amount equal to at least your contributions less adjusted withdrawals. For an additional fee, you can purchase the Ratcheted death benefit that provides different minimum payment guarantees.

Rebalancing and Dollar Cost Averaging

You can elect to have your account value automatically rebalanced at no additional charge. We offer two rebalancing programs that you can use to automatically reallocate your account value among your account variable investment options and the guaranteed interest option. You can also elect to allocate your investments using a dollar cost averaging program at no additional charge. Generally, you may not elect both a dollar cost averaging program and a rebalancing option.

Access to Your Money

During the accumulation phase you can take withdrawals from your contract up to 15% of your account value without paying a withdrawal charge. Withdrawals will reduce your account value and may be subject to withdrawal charges and income taxes, as well as a tax penalty. Withdrawals may also reduce your death benefit (possibly on a greater than dollar-for-dollar basis) and may terminate your Ratcheted death benefit.

5

Important information you should consider about the contract

FEES AND EXPENSES
Are there Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes if you have to pay or tax penalties.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.25%	1.25%
	Portfolio Company fees and expenses (2)	0.54%	3.04%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $ 1,779	Highest Annual Cost $ 3,650

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

6

RISKS
Is There a Risk of Loss From Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What are the Risks Associated with the Investment options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.
For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also Appendix “Investment options available under the contract” in this prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligation, the guaranteed interest option, the fixed investment options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

Contributions and transfers into and out of the guaranteed interest option are limited.

The standard death benefit
and optional ratcheted death benefit
offered with the contract was available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment options?
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with a dollar cost averaging program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in this prospectus for more information.

For more information see “About the Separate Account” in “More information” in this prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in this prospectus.

For additional information about restrictions on investment options, including information regarding volatility management strategies and techniques, see “Portfolios of Trusts” in “Purchasing the Contract”, and “Transfer charge” in “Charges and expenses” in this prospectus.

Are There Any Restrictions on Contract Benefits?
At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the optional death benefit. For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.

7

TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in this prospectus.

8

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the contract, or transfers account value between investment options. Certain charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contribution withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. The amount of the withdrawal charge we deduct is equal to a percentage of contributions that have been in the contract less than six contract years. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

Contract Year
1	2	3	4	5	6	7
6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	0.00%
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$50 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options)	1.25%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(2)	There is no charge if your account value on the last day of your contract year is $100,000 or more.
(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

9

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment
O
ptions available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.54%	3.04%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses) **	0.53%	2.74%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses (both at their maximum charge).

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge, as well as the Ratcheted death benefit (at the maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$9,779	$19,185	$28,655	$47,336	$4,662	$14,033	$23,468	$47,336

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The Company

Equitable America is an Arizona stock life insurance corporation organized in 1969 with an administrative office located at 8501 IBM Drive, Suite 150-GR, Charlotte, NC 28262-4333. Equitable Financial is a New York stock life insurance corporation doing business since 1859 with its home office located at 1345 Avenue of the Americas, New York, NY 10105. We are indirect wholly owned subsidiaries of Equitable Holdings, Inc.

We are licensed to sell life insurance and annuities in all 50 states (except Equitable America is not licensed in the state of New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract, subject to our financial strength and claims-paying ability.

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How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Equitable Client portal system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For NQ and IRA owners who send contributions individually by USPS and whose contract was transferred on July 1, 2025 to Equitable Financial Life Insurance Company of America:

Equitable Financial Life Insurance Company of America
EQUI-VEST
®
Individual Annuity Lock Box # 773389
P.O. Box 773389
Detroit, MI 48277 – 3389

For NQ and IRA owners who send contributions individually by USPS and whose contract is still with Equitable Financial Life Insurance Company:

Equitable
EQUI-VEST Processing Office
Individual Annuity Lock Box
P.O. Box 13459
Newark, NJ 07188-0459

For NQ and IRA contributions remitted by employers and sent by USPS:

Equitable
EQUI-VEST
®
Unit Annuity Lock Box
P.O. Box 13463
Newark, NJ 07188-0463

For NQ and IRA contributions sent using express delivery:

Equitable
EQUI-VEST
®
Processing Office
8501 IBM Dr., Suite 150-GR
Charlotte, NC 28262-4333

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by USPS:

Equitable
EQUI-VEST
®
Processing Office
PO Box 1430
Charlotte, NC 28201-1430

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent through other couriers:

Equitable
EQUI-VEST
®
Processing Office
8501 IBM Dr., Suite 150-GR
Charlotte, NC 28262-4333

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Reports we provide:

•	confirmation notices of financial transactions; and

•	quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Equitable Client portal.

For jointly owned contracts (if applicable), we provide reports to the primary joint owner’s address on file.

Equitable Client portal and EQUI-VEST toll-free line:

Our Equitable Client portal is designed to provide information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options; and

•	the daily unit values for the variable investment options.

You can also change your Equitable Client portal password (through Equitable Client portal only).

With your Equitable Client portal account you can expect:

•	Account summary . View your account values, and select accounts for additional details.

•	Messages and alerts . Stay up to date with messages on statement availability, investment options and important account information.

•	Profile changes . Now it’s even easier to keep your information current, such as your email address, street address and eDelivery preferences.

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•	Manage your account . Convenient access to service options for a policy or contract, from viewing account details and documents to completing financial transactions.

•	Investments details . Intuitive charts show the breakdown of your key investments.

The Equitable Client portal is normally available seven days a week, 24 hours a day. You may use the Equitable Client portal by logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

You may also use our toll-free number (800) 628-6673 to obtain your account value or to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time.

Hearing or speech-impaired clients may call 711, the AT&T National Relay Number, for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as ‘‘market timing.’’ (See ‘‘Disruptive transfer activity’’ in ‘‘Transferring your money among investment options” in this prospectus.)’’

Don’t forget to sign up for eDelivery!
Visit equitable.com and click sign in to register today.

Toll-free telephone service:

You may reach us toll-free by calling
(800) 841-0801
for a recording of daily unit values for the variable investment options.

We generally require that the following types of communications be on specific forms we provide for that purpose:

(1)	conversion of your traditional IRA contract to a Roth IRA contract;
(2)	cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)	election of the automatic investment program;

(4)	election of the investment simplifier;

(5)	election of the automatic deposit service;

(6)	election of the rebalancing program;

(7)	election of the required minimum distribution (“RMD”) automatic withdrawal option;

(8)	election of the beneficiary continuation option;

(9)	request for a transfer/rollover of assets or 1035 exchange to another carrier;

(10)	purchase by, or change of ownership to, a non-natural owner;

(11)	contract surrender and withdrawal requests;

(12)	death claims; and

(13) partial annuitization of an NQ contract.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	transfers among investment options; and

(3)	change of ownership.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	investment simplifier;

(3)	rebalancing program;

(4)	systematic withdrawals; and

(5)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Equitable Client portal system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

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eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com. You can opt out by contacting customer service.

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1.
Purchasing the contract

How you can purchase and contribute to your contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum additional contribution amount under our automatic investment program is $20. We discuss the automatic investment program under “About methods of payment” in “More information” in this prospectus. The following table summarizes our rules regarding contributions to your contract, which are subject to change. All ages in the table refer to the age of the named annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions or to close a variable investment option to new contributions or transfers. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

See “Tax information” in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST
®
series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all of our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The
12-month
period beginning on your contract date and each
12-month
period after that date is a “contract year.” The end of each
12-month
period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract type	Available for annuitant issue ages	Minimum contributions	Source of contributions	Limitations on contributions
NQ	0 through 85	• $25,000 (initial) • $50 (additional)
•
After-tax money.

•
Paid to us by check or transfer of contract value in a tax deferred exchange under Section 1035 of the Internal Revenue Code.

•
Paid to us by an employer who establishes a payroll deduction program.
• Additional contributions can be made up to the later of attainment of age 86 or the first contract date anniversary.

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Contract type	Available for annuitant issue ages	Minimum contributions	Source of contributions	Limitations on contributions
Traditional IRA	0 through 85	• $25,000 (initial) • $50 (additional)
Initial contribution must be any of the following:

•
Eligible rollover distribution from 403(b) plan, qualified plan or governmental employer 457(b) plan.

•
Rollover from another traditional individual retirement arrangement.

•
Direct custodian-to-custodian transfer from other traditional individual retirement arrangement.

Additional contributions may also be:

•
“Regular” traditional IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•
Additional catch-up contributions.

•
Additional contributions (rollover or direct transfer) may be made up to the later of attainment of age 86 or the first contract date anniversary.

•
After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of any required minimum distributions.

•
Although we accept regular IRA contributions (limited to $7,500 for 2026) under traditional IRA contracts, we intend that this contract be used primarily for rollover and direct transfer contributions.

•
Additional catch-up contributions of up to $1,100 per calendar year if the owner is at least age 50 at any time during 2026.

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Contract type	Available for annuitant issue ages	Minimum contributions	Source of contributions	Limitations on contributions
Roth IRA	0 through 85	• $25,000 (initial) • $50 (additional)
Initial contribution must be any of the following:

•
Rollovers from another Roth IRA.

•
Rollovers from a “designated Roth contribution account” under specified retirement plans.

•
Conversion rollovers from a traditional IRA or other eligible retirement plan.

•
Direct transfers from another Roth IRA.

Additional contributions may also be:

•
Regular Roth IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•
Additional catch-up contributions.

•
Additional contributions can be made up to the later of attainment of age 86 or the first contract date anniversary.

•
Contributions are subject to income limits and other tax rules. See “Contributions to Roth IRAs — Tax information” in this prospectus.

•
Although we accept regular Roth IRA contributions (limited to $7,500 for 2026), under the Roth IRA contracts, we intend that this contract be used primarily for rollover and direct transfer contributions.

•
Additional catch-up contributions of up to $1,100 per calendar year if the owner is at least age 50 at any time during 2026.

Inherited IRA (traditional IRA or Roth IRA)*	0 through 70	• $25,000 (initial) • $1,000 (additional)
•
Direct custodian-to- custodian transfers of your interest as death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•
Non-spousal beneficiary direct rollover contributions may be made to an inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

•
Any additional contributions must be from the same type of IRA of the same deceased owner.

•
No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.

See “Tax information” in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see “Dates and prices at which contract events occur” in “More information” in this prospectus. Please review your contract for information on contribution limitations.

*
The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We may be required in certain cases to pay benefits faster under existing contracts. We also may limit the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

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Owner and annuitant requirements

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act (“FATCA”) withholding from the U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see “Inherited IRA beneficiary continuation contract” in this prospectus.

How you can make your contributions

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to “Equitable” (for subsequent contributions please write your contract number on the check). We may also apply contributions made pursuant to an intended Section 1035 tax-free
exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.”

If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee. If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under “About other methods of payment” in “More information” in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest
bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur” in “More information” in this prospectus.

What are your investment options under the contract?

Your investment options are the variable investment options and the guaranteed interest option. We may, at any time, exercise our rights to change, limit or amend the number of investment options or to close a variable investment option to new contributions or transfers.

Variable investment options

Contract value allocated to one of the variable investment options will vary based on the investment performance of the underlying Portfolio in which the variable investment option invests. There is a risk of loss of the entire amount invested. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”) is an affiliate of the Company and serves as the investment adviser of the EQ Advisors Trust (the “affiliated Trust”). For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the

18

activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.

Information regarding each of the currently available Portfolios, their investment adviser(s) and/or sub-adviser(s), their current expenses, and their current performance is available in an appendix to the prospectus. See the Appendix: “Investment options available under the contract.”

Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. In order to obtain copies of the portfolios’ prospectuses, you may call one of our customer service representatives at (877) 522-5035, or visit www.equitable.com/ICSR#EQH146653.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services they provide to the Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment advisory fees and administration expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.
Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. See also the Appendix “Investment options available under the contract” for more information. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of under performance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the Appendix: “Investment options available under the contract” by a “†”.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising

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markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy).
This may effectively suppress the value of
guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher.
Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy. Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. See also Appendix “Investment options available under the contract” for more information.

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above.
Please see the Portfolio prospectuses for more information in general, as well as more information about the Portfolio’s objective, strategies, and volatility management techniques. See also Appendix “Investment options available under the contract” for more information.

Asset Transfer Program.
 Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)	By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)
By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Fixed Investment options

Information regarding each currently offered fixed investment option, including its name, its term and its minimum guaranteed interest rate is available in an appendix to the prospectus. See Appendix “Investment options available under the contract”.

Guaranteed interest option

The guaranteed interest option is a fixed option that is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. The minimum rate may vary depending on when your contract is issued but it will be shown on the data page for your contract and will never be less than 1.0%.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We reserve the right to limit contributions to the guaranteed interest option. See “Allocating your contributions” in this section for more information.

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Selecting your investment method

You must choose one of the following methods for selecting your investment options:

•
Maximum investment options choice.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart which can be found in the Appendix: “Investment options available under the contract.” You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A in the investment options which can be found in the Appendix: “Investment options available under the contract.”

•
Maximum transfer flexibility.
Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart which can be found in the Appendix: “Investment options available under the contract.” No transfer restrictions will apply.

•
Temporary removal of transfer restrictions that apply to the investment methods.
From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B”.

Please see options A and B in the investment options chart in the Appendix: “Investment options available under the contract” in this prospectus.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate contributions to or transfer amounts into the variable investment options in group “B” (including through our rebalancing program). However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

The Target Date Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Date Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Date Allocation investment options, you will be deemed to have changed to the “Maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Date Allocation investment option or when you make a transfer to a Target Date Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Date Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart in the Appendix: “Investment options available under the contract” are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

Investment simplifier

Our Investment simplifier program is a fixed investment option that allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing Option II (discussed in “Benefits available under the contract” and below), you may not choose either of the investment simplifier options.

Allocating your contributions

Once you have made your investment method choice, you may allocate your contributions to one or more, or all, of the investment options that you have chosen, subject to any restrictions under the investment method you chose. Also, you are restricted as to the amounts you can allocate to the guaranteed interest option.

If your initial contribution is $100,000 or less, no more than 25% of such initial contribution and any additional contributions may be allocated to the guaranteed interest option. If at some future point in time, your account value is greater than $100,000, you will need to send us new allocation instructions in order to be permitted to allocate more than 25% (but no more than 50%) of any additional contributions to the guaranteed interest option.

If your initial contribution is more than $100,000, no more than 50% of such initial contribution and any additional contributions may be allocated to the guaranteed interest option. If at some future point in time, you send us new allocation instructions, and your account value is $100,000

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or less at that time, you will be permitted to allocate no more than 25% of additional contributions to the guaranteed interest option. In order to make these determinations with respect to additional contributions, we look to your account value as of the end of the prior business day.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Additional contributions are allocated according to instructions on file unless you provide us with new instructions. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in “Determining your contract’s value” in this prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors, LLC (“Equitable Advisors”) financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see Appendix: “State contract availability and/or variations of certain features and benefits” for any state variations.
In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrender of your contract to receive its cash value” in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” in this prospectus.

Inherited IRA beneficiary continuation contract

The SECURE Act has changed key aspects of Inherited IRA contracts. We may be required in certain cases to pay benefits faster under existing contracts. We may also limit the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The Inherited IRA beneficiary continuation contract is intended to provide options to beneficiaries in complying with federal income tax rules. There are a number of limitations on who can purchase the contract, how the contract is purchased, and the features that are available under the contract. A prospective purchaser should seek tax advice before making a decision to purchase the contract.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by the Company. The beneficiary may want to change the investments of the “original IRA” inherited from the now-deceased
IRA owner, but must take post-death required minimum distribution payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option (“BCO”) restricted to eligible beneficiaries of contracts issued by the Company. See “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” under “Beneficiary continuation option” in in this prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased
IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

Who can purchase an Inherited IRA beneficiary continuation contract

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-Company
contracts as follows:

•	beneficiaries of IRAs who are individuals (“IRA beneficiaries”); and

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•	eligible
non-spousal
individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans (“Non-spousal Applicable Plan beneficiaries”). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a
Non-spousal
Applicable Plan beneficiary.

How an Inherited IRA beneficiary continuation contract is purchased

IRA beneficiary.
A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original Roth IRA. In this discussion, “you” refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

Non-spousal
Applicable Plan beneficiary.
In the case of a
non-spousal
beneficiary under a deceased plan participant’s Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, “you” refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to “deceased owner” include “deceased plan participant”; references to “original IRA” include “the deceased plan participant’s interest or benefit under the Applicable Plan”, and references to “individual beneficiary of a traditional IRA” include “individual non-spousal
beneficiary under an Applicable Plan.”

Limitations on certain features under the Inherited IRA beneficiary continuation contract

If the deceased owner died on or before December 31, 2019 or you are an “eligible designated beneficiary” (as defined later in this Prospectus) electing to stretch out your payments over your life expectancy, you must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died.
If the deceased owner died after December 31, 2019 and you are not an “eligible designated beneficiary” who elected to stretch out your payments over your life expectancy, your entire interest in the contract must be distributed within 10 years of the deceased owner’s death in accordance with federal tax rules.

When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary

•	The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

•	The initial contribution must be a direct transfer from the deceased owner’s original IRA and is subject to minimum contribution amounts (at least $25,000). See “How you can purchase and contribute to your contract” earlier in this section.

•	Any subsequent contribution must be at least $1,000 and must be a direct transfer of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract..

When the Inherited IRA beneficiary continuation contract is owned by a
Non-spousal
Applicable Plan beneficiary

•	The initial contribution must be a direct rollover from the deceased plan participant’s Applicable Plan and is subject to minimum contribution amounts (at least $25,000). See “How you can purchase and contribute to your contract” earlier in this section.

•	There are no subsequent contributions.

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner

•	The beneficiary of the original IRA (or the
Non-spousal
Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the annuitant will be determined in accordance with Code Section 401(a)(9) and the Treasury Regulations thereunder.

•	An Inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

•	You may make transfers among the investment options.

•	You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under “Withdrawal charge” in “Charges and expenses” in this prospectus.

•	The following features mentioned in the prospectus are not available under the Inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

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•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•	Upon your death, your beneficiary has the following options: (1) if you were an EDB or the deceased owner (or deceased participant) died on or before December 31, 2019, your beneficiary must withdraw any remaining amount within ten years of your death in accordance with federal tax rules; or (2) if you were not an EDB, the beneficiary must withdraw any remaining amount within 10 years of the deceased owner’s (or deceased partici pant’s) death in accordance with federal tax rules. The option elected will be processed when we receive sati sfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply. If you had elected the ratcheted death benefit, it will no longer be in effect and charges for such benefit will stop.

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2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit

(1)	Expressed as a percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

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Death Benefits

About Death Benefits

Your contract provides a death benefit. If you do not elect the ratcheted death benefit described below, the death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this death benefit. Each withdrawal you make will reduce the amount of your current standard death benefit on a pro rata basis, in the same manner as described under “Ratcheted death benefit”.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value as of the date that your spouse’s contract is issued, (ii) the “minimum death benefit” as of the date of your death, or if you elected the ratcheted death benefit, the ratcheted death benefit value on the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If you elect the ratcheted death benefit, the death benefit is equal to the greater of:

(a)	your account value as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payments and

(b)	the ratcheted death benefit on the date of the annuitant’s death, less any subsequent withdrawals, withdrawal charges and taxes that apply.

Ratcheted death benefit

For an additional fee, you may elect the ratcheted death benefit. The current charge for this benefit is 0.15% of account value. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.

If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will decrease on a proportionate basis your ratcheted death benefit on the date you take the withdrawal.
How withdrawals affect the death benefit and the ratcheted death benefit

Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is not older than age 75 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect. Check with your financial professional.

See Appendix: “Death benefit example” in this prospectus for an example of how we calculate the death benefit.

Before purchasing the ratcheted death benefit for your IRA contract, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70
1
⁄
2
for this contract by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your ratcheted death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the ratcheted death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see ”Lifetime minimum distribution withdrawals” under “Withdrawing your account value” in “Accessing your money” and “Tax information” in this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant’s death,

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any required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in “Purchasing the contract” in this prospectus.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

Successor owner and annuitant.
For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your ratcheted (or minimum) death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply. In determining whether the ratcheted death benefit, if elected, will continue to grow, and to determine if contributions are permitted we will use your surviving spouse’s age as of the date the successor owner and annuitant feature is effected.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below

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the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.
•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $25,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ Contracts only.
This feature, also known as the “inherited annuity,” may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The

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beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues in your name for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $25,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time. See “Taxation of nonqualified annuities” in “Tax information” in this prospectus.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” in this prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other Benefits

Investment simplifier

Our Investment simplifier program is a fixed investment option that allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing Option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

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In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.
Under the interest sweep option, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and the interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program is a fixed investment option that offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and Option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).
While your rebalancing program is in effect, we will transfer amounts among the variable investment options (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for Option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for Option II. We may waive this $5,000 requirement.

If you elect to use Option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

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3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum and the ratcheted death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Contract Changes Risk

We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to

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you that is described in this prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

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4
.
Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the values you have allocated to (i) the variable investment options and (ii) the guaranteed interest option. These amounts are subject to certain fees and charges discussed under “Charges and expenses” in this prospectus.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” in this prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge, third-party transfer or exchange charge, or the ratcheted death benefit charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

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5.
Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive this minimum transfer amount requirement.

•	If your account value as of the prior business day is $100,000 or less, transfers into the guaranteed interest option will not be permitted if it would result in more than 25% of your account value being in the guaranteed interest option.

•	If your account value as of the prior business day is more than $100,000, transfers into the guaranteed interest option will not be permitted if it would result in more than 50% of your account value being in the guaranteed interest option.

•	If you choose the “Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Date Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Purchasing the contract” and Appendix: “Investment options available under the contract” in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is the greatest of (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year; or (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year; or (c) 25% of the amounts transferred or allocated to the guaranteed interest option during the current contract year.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing or by telephone using the EQUI-VEST toll-free line or online using the Equitable Client portal. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,
(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Purchasing the contract” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization
companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-
and
mid-capitalization
companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of

34

larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the Trust (the “affiliated trust”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trust, the “trusts”). The affiliated trust has adopted policies and procedures regarding disruptive transfer activity. It discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. It aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.
It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

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6.
Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” in this prospectus.

Withdrawals reduce your account value and may be subject to withdrawal charges and have tax consequences, including possible tax penalties. Your account value could become insufficient due to withdrawals and/or poor market performance.

Method of withdrawal

Contract	Partial	Systematic	Minimum distribution
NQ	Yes	Yes	No
Traditional IRA	Yes	Yes	Yes
Roth IRA	Yes	Yes	No

Partial withdrawals

(All Contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See “Surrender of your contract to receive its cash value” below.

Partial withdrawals in excess of the 15% free withdrawal amount may be subject to a withdrawal charge. See “15% free withdrawal amount” in “Charges and expenses” in this prospectus.

Systematic withdrawals

(All Contracts except inherited IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)
Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)
Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)
You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.

Lifetime minimum distribution withdrawals

(Traditional IRA contracts — See “Tax information” in this prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Individual retirement arrangements (“IRAs”)” in “Tax information” in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

36

You may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach the applicable RMD age under federal tax law (as described under “Tax Information” later in this prospectus).

See the discussion of lifetime required minimum distributions under “Tax Information” in this prospectus.

To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 15% free withdrawal amount.

We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach the applicable RMD age, provided you have not begun your annuity payments before that time.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options.

Automatic deposit service

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST
®
NQ or Roth IRA or an existing EQUI-VEST
®
Express NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See “Tax information” in this prospectus.

Deposit option for NQ contracts only

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.
If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant’s death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

Surrender of your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in “When to expect payments” below. For the tax consequences of surrenders, see “Tax information” in this prospectus.

Termination

We may terminate your contract and pay you the cash value if:

(1)	your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)	you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)	you have not made any contributions within 120 days from your contract date.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

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We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free
exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as EQUI-VEST
®
provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your contract is annuitized, your EQUI-VEST
®
contract and all its benefits will terminate and be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST
®
contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST
®
contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can annuitize your contract. The current available annuity payout options listed below, are subject to required minimum distribution rules if applicable. Restrictions may apply, depending on the type of contract you own or the annuitant’s age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. Please contact our customer service department or speak with your financial professional to confirm which annuity payout option(s) are available to you.

Annuity payout options
Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity payout options (as described in a separate prospectus for this option)	• Life annuity (not available in New York) • Life annuity with period certain • Life annuity with refund certain • Period certain annuity

•
Life annuity:
An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•
Life annuity with period certain:
An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•
Life annuity with refund certain:
An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered subject to required minimum distribution rules, if applicable. This payout option is available only as a fixed annuity.

•
Period certain annuity:
An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant’s life expectancy and will be subject to required minimum distribution rules, if applicable. This option does not guarantee payments for the rest of the annuitant’s life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

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The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout options

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of the affiliated Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

Partial annuitization

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “Withdrawing your account value” above. See also the discussion of “Partial annuitization” under “Taxation of nonqualified annuities” in “Tax information.”

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST
®
contract date. You can change the date your annuity payments are to begin any time before that date as long as you do not choose a date later than the 28th day of any month or later than your contract’s maturity date. Your contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option.

The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person’s lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

You will not be able to make withdrawals or change annuity payout options once your contract is annuitized. However, depending on your beneficiary/joint annuitant designations and annuity payout option, the annuity amounts and payment term remaining after your death may be modified if necessary to comply with the minimum distribution requirements of federal income tax law.

Please see Appendix: “State contract availability and/or variations of certain features and benefits” in this prospectus for state variations.

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7.
Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	An annual administrative charge, if applicable.

•	Charge for third-party transfer or exchange.

•	Charges for certain optional charges.

•	At the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge, if applicable.

•	A ratcheted death benefit charge, if you elect the benefit.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

More information about these charges appears below.

We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Base contract expenses

Charge against the Separate Account

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 1.00% of the net assets in each variable investment option.

The mortality risk we assume is that annuitants (as a group) will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% of net assets in each variable investment option.

Annual administrative charge

We deduct an administrative charge of $50 from your account value on the last business day of each contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $100,000. If your account value on such date is $100,000 or more, we do not deduct the charge. See Appendix: “State contract availability and/or variations of certain features and benefits” for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST
®
contract/certificate having an account value that, when combined with the account value of other EQUI-VEST
®
contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST
®
contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer or exchange

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee
transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will

40

deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

Withdrawal charge

A withdrawal charge may apply in the following circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; (3) we terminate your contract or (4) you annuitize your contract and elect a non-life contingent annuity option. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn attributable to contributions that have been in the contract less than six contract years as measured from the date of the withdrawal according to the following table:

Contract year
	1	2	3	4	5	6	7

Percentage of contribution	6%	6%	6%	6%	6%	5%	0%

The withdrawal charge varies in some states. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or

•	the 15% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn, plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

We may reduce the withdrawal charge in order to comply with any state law requirement.
The withdrawal charge does not apply in the circumstances described below.

15% free withdrawal amount.
Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

Death or purchase of annuity.
The withdrawal charge does not apply if:

•	the annuitant dies and a death benefit is payable to the beneficiary, or

•	we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i)	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

(iii)
The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted, or if the condition began within the 12 month period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. See Appendix: “State contract availability and/or variations of certain features and benefits” for any state variations.

41

For traditional IRA and Roth IRA contracts, the withdrawal charge also does not apply:

•	after six contract years and the annuitant is at least age 59 1 ⁄ 2 ; or

•	if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.
 We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.
 We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Optional ratcheted death benefit charge

If you elect the optional ratcheted death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.15% of your account value on the contract date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. See Appendix: “State contract availability and/or variations of certain features and benefits” for any state variations.

If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Charges that the Trusts deduct

The affiliated and unaffiliated Trusts deduct charges for the following types of fees and expenses:

•	Advisory fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.
These charges are reflected in the daily share price of each portfolio. Since shares of the affiliated Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of the affiliated Trust and/or shares of unaffiliated Trust portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including advisory fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the
12b-1
fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

42

8.
Tax information

Overview

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST
®
contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for
non-U.S.
taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified
arrangement does not provide any tax deferral beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits, such as the choice of death benefits, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract, purchase additional features under this annuity contract or make additional contributions.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•	if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•	if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural
person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your “investment in the

43

contract.” Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the
tax-free
portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free
portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity pay-out,
payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•	the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•	the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.
In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the
5-year
rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

44

Early distribution penalty tax

If you take distributions before you are age 59
1
⁄
2
a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age
59
1
⁄
2
penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies), using an
IRS-approved
distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59
1
⁄
2
as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59
1
⁄
2
.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of the Separate Account. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of the Separate Account. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of the Separate Account, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of the Separate Account.

Individual retirement arrangements (“IRAs”)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	“traditional IRAs,” typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and
590-B
(“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as “individual retirement annuities” under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST
®
contract in both traditional IRA and Roth IRA versions. We also offer an Inherited IRA version for payments of post-death required minimum distributions for each. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

45

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” in this prospectus. We describe the method of calculating payments under “Accessing your money” in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS approving the forms of the EQUI-VEST
®
contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel any version of the EQUI-VEST
®
IRA contract (traditional IRA or Roth IRA) by following the directions under “Your right to cancel within a certain number of days” under “Purchasing the contract” in this prospectus. You can cancel an EQUI-VEST
®
Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST
®
traditional IRA contract by following the instructions in the “EQUI-VEST
®
Roth IRA
Re-Characterization
Form.” The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.
Generally, individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution the Company requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, contracts must be purchased through a direct transfer contribution or rollover contribution.

Regular contributions to traditional IRAs.

Limits on contributions.
The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2026, after adjustment for cost-of-living changes. When your earnings are below $7,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian
transfers into a traditional IRA.

If you are at least age 50 at any time during 2026, you may be eligible to make additional “catch up contributions” of up to $1,100 to your traditional IRA.

Special rules for spouses.
If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $7,500, married individuals filing jointly can contribute up to $15,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $7,500 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions.
Catch-up
contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is being made.

Deductibility of contributions.
 The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at
www.irs.gov
, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Additional “Saver’s Credit” for contributions to a traditional IRA or Roth IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.

Nondeductible regular contributions.
If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred
basis. The combined deductible

46

and nondeductible contributions to your traditional IRA (or the nonworking spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($7,500 for 2026 after adjustment). The dollar limit is $1,100 higher for people eligible to make age 50 plus catch-up contributions ($8,600 for 2026). See “Excess contributions” below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.
If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans, also referred to as “governmental employer EDC plans”;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

After lifetime required minimum distributions must start, any amount contributed to a traditional IRA must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal
death beneficiary may also be able to make a direct rollover to an inherited IRA with special rules and restrictions under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.
There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless an exception applies. Some of the exceptions include the following distributions:

•	“a required minimum distribution” after the applicable RMD age or retirement; or

•	one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

•	a hardship withdrawal; or

•	a corrective distribution which fits specified technical tax rules; or

•	a loan that is treated as a distribution; or

•	in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

Distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Effective for distributions made after December 29, 2022, repayments made within three years of these distributions to an eligible retirement plan can be treated as deemed rollover contributions. The SECURE 2.0 Act of 2022 also added new in-service distribution options that can be repaid within three years of such distribution if permitted by the plan.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject

47

to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution. Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of
after-tax
contributions from eligible retirement plans other than traditional IRAs

Any
non-Roth
after-tax
contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of payments” in this prospectus under “Withdrawals, payments and transfers of funds out of traditional IRAs.”
After-tax
contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every
12-month
period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met.
Trustee-to-trustee
or
custodian-to-custodian
direct transfers are not rollover transactions. You can make these more frequently than once in every
12-month
period.

Spousal rollover and divorce-related direct transfers

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free
basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution. You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.
You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.
Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•	the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from ‘eligible retirement plans’ other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan.
After-tax
contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of

48

that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year
averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. You should discuss this with your tax adviser.

IRA distributions directly transferred to charity

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70
1
⁄
2
or older. You can direct the Company to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return. We do not permit a one-time distribution from IRAs to charitable gift annuities, charitable remainder unitrusts, and charitable remainder annuity trusts.

Required minimum distributions

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) and the SECURE 2.0 Act of 2022 (“SECURE 2.0”) made significant changes to the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — Required Minimum Distributions.

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take withdrawals instead of receiving annuity payments.

Lifetime required minimum distributions.

When you have to take the first lifetime required minimum distribution.
When you have to start lifetime required minimum distributions from your traditional IRA is based on your applicable RMD age as defined under federal tax law. If you attain age 72 after 2022 and age 73 before 2033, your applicable RMD age is 73. If you attain age 73 after 2032, your applicable RMD age is 75. If you were born prior to July 1, 1949, your applicable RMD age is 70 ½, and if you were born on or after July 1, 1949 and before January 1, 1951, your applicable RMD age is 72.

The first required minimum distribution is for the calendar year in which you attain the applicable RMD age. You have the choice to take this first required minimum distribution during the calendar year you actually reach the applicable RMD age, or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you attain the applicable RMD age. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.
If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.
If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and an eligible designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?
No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?
We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal

49

option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, If you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?
The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year
basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?
Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 25% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). This penalty tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?

Federal tax rules governing post-death required minimum distribution payments are highly complex. For complete information on these rules, qualified legal and tax advisers should be consulted.

These vary, depending on the status of your beneficiary (individual or entity) and when you die. The SECURE Act significantly amended the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must generally be distributed within 10 years in accordance with federal tax rules. If your beneficiary is not an EDB, the entire interest must be distributed by the end of the calendar year which contains the tenth anniversary of your death. If you die before your Required Beginning Date, no distribution is required for a year before that tenth year. If you die on or after your Required Beginning Date, your beneficiary will be required to take an annual post-death required minimum distribution and all remaining amounts must be fully distributed by the end of the year containing the tenth anniversary of your death. It is the beneficiary’s responsibility to calculate and satisfy the required minimum distribution rules. Please consult your tax adviser to determine whether annual post-death required minimum distribution payments are required from your contract during the 10-year period.

Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death.

The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary , below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years in accordance with federal tax rules.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Effective beginning after 2023, your spouse may elect to have RMDs determined using the Uniform Lifetime Table and, if applicable, may delay starting payments over his/her life expectancy period until the year in which you would have attained the applicable RMD age. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches the applicable RMD age, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan. If your spouse beneficiary is subject to the 10-year rule and wants to treat the IRA as their own or roll over the death benefit in or after the calendar year in which the surviving spouse attains the applicable RMD age,

50

they may be required to take a “hypothetical RMD” amount, which is not eligible for a rollover. To determine the “hypothetical RMD” amount, qualified legal and tax advisers should be consulted.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Additional changes to post-death distributions after the SECURE Act

The SECURE Act applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the death of the original individual beneficiary will trigger the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority — the remaining interest must be distributed within 10 years in accordance with federal tax rules.
Successor annuitant and owner

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse’s death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored
status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59
1
⁄
2
before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59
1
⁄
2
. Some of the available exceptions to the
pre-age
59
1
⁄
2
penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay certain extraordinary medical expenses (special federal income tax definition); or

•	to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	to pay certain first-time home buyer expenses (special federal income tax definition — there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	in connection with the birth or adoption of a child as specified in the Code; or

•	in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an
IRS-approved
distribution method.

SECURE 2.0 added new exceptions to the 10% early distribution penalty. Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Roth individual retirement annuities (“Roth IRAs”)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as

51

those that apply to the traditional IRA, we will refer you to the same topic under “Traditional IRAs.”

The EQUI-VEST
®
Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion” rollover contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution the Company requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, contracts must be purchased through a direct transfer contribution or rollover contribution.

Regular contributions to Roth IRAs

Limits on regular contributions.
 The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2026 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $7,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during 2026, you may be eligible to make additional catch-up contributions of up to $1,100.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth
IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When can you make contributions?
Same as traditional IRAs.

Deductibility of contributions.
Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?
The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds) in a taxable “conversion” rollover (“conversion contribution”);

•	a “designated Roth contribution account” under a 401(k) plan, a 403(b) plan, or a governmental employer EDC plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free
basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any
12-month
period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met.
Trustee-to-trustee
or
custodian-to-custodian
direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or

52

more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free
basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth
accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free.
Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59
1
⁄
2
, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.
To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee
transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.
The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.
You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year
averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	Rollovers from a Roth IRA to another Roth IRA;

•	Direct transfers from a Roth IRA to another Roth IRA;

•	Qualified distributions from a Roth IRA; and

•	Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1 ⁄ 2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

53

•	your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition — there is a $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs

Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)
All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.
Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally, the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Illustration of guaranteed interest rates

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. In Table II we assume a single initial contribution of $1,000, and no additional contributions. The guaranteed interest rate, which can range from 1.00% to 3.00%, is in the contract.

The account values shown reflect no withdrawal charges. The cash values shown reflect the withdrawal charge that applies if you surrender your contract for its cash value. In all cases we assume no transfers.

These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

54

Table I at the guaranteed minimum rate of 1.00% (the rate may be higher in your state)

Table I
Account Values And Cash Values
(assuming $1,000 contributions made annually at the beginning of the contract year)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$ 989.80	$ 936.35	26	$29,196.26	$28,836.26
2	$ 1,979.70	$ 1,872.79	27	$30,498.22	$30,138.22
3	$ 2,979.49	$ 2,818.60	28	$31,813.20	$31,453.20
4	$ 3,989.29	$ 3,773.87	29	$33,141.33	$32,781.33
5	$ 5,009.18	$ 4,738.69	30	$34,482.75	$34,122.75
6	$ 6,039.27	$ 5,713.15	31	$35,837.57	$35,477.57
7	$ 7,079.67	$ 6,719.67	32	$37,205.95	$36,845.95
8	$ 8,130.46	$ 7,770.46	33	$38,588.01	$38,228.01
9	$ 9,191.77	$ 8,831.77	34	$39,983.89	$39,623.89
10	$10,263.69	$ 9,903.69	35	$41,393.73	$41,033.73
11	$11,346.32	$10,986.32	36	$42,817.67	$42,457.67
12	$12,439.79	$12,079.79	37	$44,255.84	$43,895.84
13	$13,544.18	$13,184.18	38	$45,708.40	$45,348.40
14	$14,659.63	$14,299.63	39	$47,175.49	$46,815.49
15	$15,786.22	$15,426.22	40	$48,657.24	$48,297.24
16	$16,924.08	$16,564.08	41	$50,153.81	$49,793.81
17	$18,073.33	$17,713.33	42	$51,665.35	$51,305.35
18	$19,234.06	$18,874.06	43	$53,192.00	$52,832.00
19	$20,436.40	$20,076.40	44	$54,733.92	$54,373.92
20	$21,650.76	$21,290.76	45	$56,291.26	$55,931.26
21	$22,877.27	$22,517.27	46	$57,864.18	$57,504.18
22	$24,116.04	$23,756.04	47	$59,452.82	$59,092.82
23	$25,367.20	$25,007.20	48	$61,057.35	$60,697.35
24	$26,630.88	$26,270.88	49	$62,677.92	$62,317.92
25	$27,907.18	$27,547.18	50	$64,314.70	$63,954.70

Table II at the guaranteed minimum rate of 1.00% (the rate may be higher in your state)

55

Table II
Account Values And Cash Values
(assuming a single contribution of $1,000 and no further contribution)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$989.80	$936.35	26	$434.76	$434.76
2	$979.70	$926.80	27	$409.11	$409.11
3	$959.50	$907.69	28	$383.20	$383.20
4	$939.10	$888.38	29	$357.03	$357.03
5	$918.49	$868.89	30	$330.60	$330.60
6	$897.67	$849.20	31	$303.91	$303.91
7	$876.65	$876.65	32	$276.95	$276.95
8	$855.42	$855.42	33	$249.72	$249.72
9	$833.97	$833.97	34	$222.21	$222.21
10	$812.31	$812.31	35	$194.44	$194.44
11	$790.43	$790.43	36	$166.38	$166.38
12	$768.34	$768.34	37	$138.04	$138.04
13	$746.02	$746.02	38	$109.42	$109.42
14	$723.48	$723.48	39	$ 80.52	$ 80.52
15	$700.71	$700.71	40	$ 51.32	$ 51.32
16	$677.72	$677.72	41	$ 21.84	$ 21.84
17	$654.50	$654.50	42	$ 0.00	$ 0.00
18	$631.04	$631.04	43	$ 0.00	$ 0.00
19	$607.35	$607.35	44	$ 0.00	$ 0.00
20	$583.43	$583.43	45	$ 0.00	$ 0.00
21	$559.26	$559.26	46	$ 0.00	$ 0.00
22	$534.85	$534.85	47	$ 0.00	$ 0.00
23	$510.20	$510.20	48	$ 0.00	$ 0.00
24	$485.31	$485.31	49	$ 0.00	$ 0.00
25	$460.16	$460.16	50	$ 0.00	$ 0.00

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Tax withholding and information reporting

Status for income tax purposes; FATCA.

In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.
 We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•	We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.
Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, your withholding depends on what you specify on a Form W-4P, and we withhold according to the Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on
non-periodic
annuity payments (withdrawals)

For a
non-periodic
distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate unless a different rate is elected on an IRS Form W-4R. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

Impact of taxes to the Company

The contracts provide that we may charge the Separate Account for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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9.
More information

About our Separate Account

Variable Account AA is a separate account of Equitable Financial Life Insurance Company of America under Arizona Insurance Law.

Separate Account A is a separate account of Equitable Financial Life Insurance Company under special provisions of New York Insurance Law.

Each variable investment option is a subaccount of the Separate Account. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in the Separate Account and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from the Separate Account that represent our investments in the Separate Account or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest the Separate Account’s assets in any investment permitted by applicable law. The results of the Separate Account’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in the Separate Account. However, the obligations themselves are obligations of the Company.

Income, gains, and losses credited to, or charged against, the separate account reflect the separate account’s own investment experience and not the investment experience of the Company’s other assets, and the assets of the separate account may not be used to pay any liabilities of the Company other than those arising from the contracts.

The Separate Account is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or the Separate Account. Although the Separate Account is registered, the SEC does not monitor the activity of the Separate Account on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2)	to combine any two or more variable investment options;
(3)	to limit the number of variable investment options which you may elect;

(4)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)
to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(6)	to deregister the Separate Account under the Investment Company Act of 1940;

(7)	to restrict or eliminate any voting rights as to the Separate Account; and

(8)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as
“open-end
management investment companies,” more commonly called mutual funds. The affiliated Trust issues different shares relating to each portfolio.

The Board of Trustees of the affiliated Trust serves for the benefit of the affiliated Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for the affiliated Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the affiliated Trust, or in the SAIs, which are available upon request. See the Appendix: “Investment options available under the contract”.

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About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona (for Equitable America), the New York State Department of Financial Services (for Equitable Financial), and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

The disclosure with regard to the general account is subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Automatic investment program — for NQ, traditional IRA, and Roth IRA contracts

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in “Tax information” in this prospectus.
AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Payroll deduction program.
 You can authorize your employer to remit your NQ, traditional IRA or Roth IRA additional contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer’s.

Wire transfers.
You may also send your contributions by wire transfer from your bank.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time, on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

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•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of shares of the affiliated Trust we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for the affiliated Trust; or

•	any other matters described in each prospectus for the affiliated Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The affiliated Trust sells its shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. The affiliated Trust also sells its shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the affiliated Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the ability of the principal underwriter (if applicable) to perform its contract with the Separate Account.

Financial statements

The financial statements of the Separate Account, as well as the financial statements and supplemental schedules of the Company, are incorporated by reference in the SAI. The financial statements and supplemental schedules of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its

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obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling
(800) 628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” in this prospectus.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement, under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge if one applies.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of the Separate Account. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is a wholly owned subsidiary of Equitable Financial. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1345 Avenue of the Americas, New York, NY 10105. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.
Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” in this prospectus.

Equitable Advisors Compensation.
 The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors financial professionals and managerial personnel may also receive other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies.

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These incentives provide
non-cash
compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.
In connection with the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

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Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146653. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”) ; SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG ; DoubleLine Capital LP	0.91%	^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Micro Cap — EIMG ; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	16.42%	4.31%	12.26%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG ; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG ; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG ; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG ; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%	^	7.48%	1.74%	3.11%

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		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility † — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG ; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%

64

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG ; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG ; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond (1) — EIMG ; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%

65

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%	7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Comstock
1290 VT GAMCO Mergers & Acquisitions	EQ/Invesco Global
1290 VT GAMCO Small Company Value	EQ/Invesco Global Real Assets
1290 VT Micro Cap	EQ/Janus Enterprise
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Growth
EQ/All Asset Growth Allocation	EQ/MFS International Intrinsic Value
EQ/American Century Mid Cap Value	EQ/MFS Mid Cap Focused Growth
EQ/Balanced Strategy	EQ/MFS Technology
EQ/Capital Group Research	EQ/MFS Utilities Series
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Index
EQ/ClearBridge Select Equity Managed Volatility	EQ/Mid Cap Value Managed Volatility
EQ/Common Stock Index	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Strategy	EQ/Small Company Index
EQ/Emerging Markets Equity PLUS	EQ/T. Rowe Price Growth Stock
EQ/Equity 500 Index	EQ/Value Equity
EQ/Fidelity Institutional AM ® Large Cap	EQ/Wellington Energy
EQ/Franklin Rising Dividends	Equitable Conservative Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Growth MF/ETF
EQ/Global Equity Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Goldman Sachs Mid Cap Value	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Core Managed Volatility	Multimanager Aggressive Equity
EQ/International Equity Index	Multimanager Technology
EQ/International Managed Volatility	VanEck VIP Global Resources Fund
EQ/International Value Managed Volatility

Investments Options B
1290 VT Convertible Securities	EQ/Money Market
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series ® The Bond Fund of America ®	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Multimanager Core Bond
EQ/Intermediate Government Bond	Nomura VIP High Income Series

66

Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Dollar-costaveraging	N/A	N/A
GuaranteedInterest Option	N/A	1.0%

See “Fixed investment options” in “Purchasing the contract”
in the prospectus for a description of the Fixed investment options’ features in this prospectus.

67

Appendix: Death benefit example

If you do not elect the ratcheted death benefit, the death benefit is equal to the account value or the minimum death benefit (contributions, adjusted for withdrawals, and any withdrawal charges and taxes that may apply), whichever provides the highest amount. If you elect the ratcheted death benefit, the death benefit is equal to the account value or the ratcheted death benefit, whichever provides the highest amount.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no withdrawals, the death benefit for an annuitant age 45 would be calculated as follows:

End of Contract Year	Account Value (1)	Contribution	Ratcheted death benefit
1	$105,000 (2)	$100,000	$100,000
2	$115,500 (2)		$100,000
3	$129,360 (2)		$129,360 (2)
4	$103,488		$129,360 (3)
5	$113,837		$129,360 (3)
6	$127,497		$129,360 (3)
7	$127,497		$129,360 (3)
8	$133,872 (2)		$129,360
9	$147,259		$147,259 (4)

The account values for contract years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the ratcheted death benefit was not elected, the death benefit on each contract date anniversary would be equal to the account value, since it is higher than the contribution.

(2)
If the ratcheted death benefit was elected, at the end of contract years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in year 3, the ratcheted death benefit is increased to equal the account value.

(3)
At the end of contract years 4, 5, 6 and 7, the death benefit would be equal to the ratcheted death benefit since it is higher than the account value. Also, at the end of contract year six, no adjustment would be made to the ratcheted death benefit, since the ratcheted death benefit is higher than the account value.

(4)
At the end of contract year 9, the ratcheted death benefit would be increased to the account value, since the account value on the contract date anniversary is higher than the current ratcheted death benefit.

68

Appendix: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST
®
features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Purchasing the contract”—”Your right to cancel within a certain number of days”	If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option, the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to variable investment options other than the EQ/Money Market option, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

Florida	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

Illinois	See “Selecting an annuity payout option” in the “Your annuity payout options” section under “Accessing your money”	You can choose the date annuity payments are to begin, but it may not be earlier than twelve months from the EQUI-VEST ® contract date.
Massachusetts	See “Charges and Expenses — Disability, terminal illness, or confinement to nursing home”	Waivers (i), (ii), and (iii) are not available.

	See “Charges and expenses — Annual administrative charge”	We will deduct this charge on a pro rata basis from the variable investment options. We will not deduct this charge from your value in the guaranteed interest option.
Mississippi	See “How you can purchase and contribute to your contract” under “Purchasing the contract”	For all contract types, additional contributions can be made up to the first contract date anniversary only.

69

State	Features and benefits	Availability or variation
New Hampshire	See “Charges and Expenses — Disability, terminal illness, or confinement to nursing home”	Waiver (iii) regarding the definition of a nursing home is deleted, and replaced with the following: You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
(a) a provider of skilled nursing care service, or qualified to receive approval of Medicare benefits, or (b) operated pursuant to law as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
• its main function is to provide skilled, intermediate, or custodial nursing care;
• it provides continuous room and board;
• it is supervised by a registered nurse or licensed practical nurse;

• it keeps daily medical records of each patient;

• it controls and records all medications dispenses; and

• its primary service is other than to provide housing for residents.
New York	See “Accessing your money”—”Selecting an annuity payout option”	Maturity date: For contracts issued in New York, the maturity date is:
(i) The contract date anniversary that follows the annuitant’s 95th birthday if the annuitant was not older than age 80 when the contract was issued; and

(ii) The contract date anniversary that is 10 years after the date the contract was issued if the annuitant was attained age 81 through 85 when the contract was issued.

	See “Charges and expenses — Annual administrative charge”	The charge for contracts issued in New York is $30. Also, we will deduct this charge on a pro rata basis from the variable investment options. We will not deduct this charge from your value in the guaranteed interest option.

	See “Charges and expenses — Charge for third party transfer or exchange”	We will deduct this charge on a pro rata basis from the variable investment options. We will not deduct this charge from your value in the guaranteed interest option.

	See “Charges and expenses — Optional ratcheted death benefit charge”	We will deduct this charge on a pro rata basis from the variable investment options. We will not deduct the charge for this benefit from your value in the guaranteed interest option.

See “Charges and expenses — Withdrawal charge”
For contracts issued on or after November 10, 2023, the second paragraph under the “Withdrawal charge” section is deleted in its entirety and replaced with the following:

The withdrawal charge equals a percentage of the contributions withdrawn attributable to contributions that have been in the contract less than 6 contracts years as measured from the date of the withdrawal according to the following table:

Contract year

	1	2	3	4	5	6	7
Percentage of Contribution	6%	6%	6%	6%	5%	4%	0%

70

State	Features and benefits	Availability or variation

New York (continued)	See “Selecting an annuity payout option” in the “Accessing your money” section	For contracts issued on or after January 1, 2023: The amount applied to provide the annuity benefit will be the account value for any life annuity form.
Pennsylvania	Required disclosure for Pennsylvania customers	Any person who knowingly and with the intent to defraud any insurance company or other person files a statement of claim containing any materially false information, or conceals for the purpose of misleading, information concerning any fact material thereto, commits a fraudulent insurance act, which is a crime, and subjects such person to criminal and civil penalties.
Puerto Rico	Beneficiary continuation option (IRA)	Not Available

	IRA contracts	Available for rollovers from U.S. source 401(a) plans only.

	Inherited IRA	Not Available

	Tax information — Special rules for NQ contracts	Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit. We require owners or beneficiaries of annuity contracts in Puerto Rico that are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.
Texas	See “Charges and expenses — Annual administrative charge”	We will deduct this charge on a pro rata basis from the variable investment options. We will not deduct this charge from your value in the guaranteed interest option.
Washington	See “How you can purchase and contribute to your contract” under “Purchasing the contract”	For NQ contracts, additional contributions can be made up to the first contract date anniversary only. For IRA contracts, additional contributions can be made up to the fourth contract date anniversary.

	See “Charges and expenses — Annual administrative charge and optional ratcheted death benefit charge”	We will deduct the annual administrative charge and the ratcheted death benefit charge on a pro rata basis from the variable investment options. We will not deduct these charges from your value in the guaranteed interest option.

	See “Charges and expenses — Withdrawal charge”	For traditional IRA and Roth IRA contracts, the withdrawal charge does not apply after five contract years and the annuitant has attained age 59 1 ⁄ 2 .

	See “Charges and Expenses — Disability, terminal illness, or confinement to nursing home”	Waiver (iii) regarding the definition of a nursing home is deleted, and replaced with the following: “The Annuitant has been confined to a nursing home for more than a 90 day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means any home, place or institution which operates or maintains facilities providing convalescent or chronic care, or both, for a period in excess of twenty-four consecutive hours for three or more patients not related by blood of marriage to the operator, who by reason of illness or infirmity, are unable to properly care for themselves and as further defined in RCW 18.51.010.”

71

Appendix: Hypothetical Illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the ratcheted death benefit under certain hypothetical circumstances for an EQUI-VEST
®
contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment advisory fees,
12b-1
fees or other expenses are deducted from the underlying portfolio assets). After the deduction of hypothetical investment advisory fees,
12b-1
fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.32)%, and 3.68% for the EQUI-VEST
®
Express
SM
contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the ratcheted death benefit, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the ratcheted death benefit charge and any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect hypothetical (1) investment advisory hypothetical fees equivalent to an effective annual rate of 0.50%, and (2) an assumed hypothetical average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.32% and
(3) 12b-1
fees equivalent to an effective annual rate of 0.25%. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

72

Variable deferred annuity
EQUI-VEST
®
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
Ratcheted death benefit to age 85

Age	Contract Year	Account Value		Cash Value		Ratcheted death benefit to age 85		Greater of Account Value or the Death benefit
		0%	6%	0%	6%	0%	6%	0%	6%
60	1	100,000	100,000	94,900	94,900	100,000	100,000	100,000	100,000
61	2	97,484	103,524	92,514	98,246	100,000	100,000	100,000	103,524
62	3	95,029	107,173	90,184	101,709	100,000	100,000	100,000	107,173
63	4	92,635	110,950	87,913	105,294	100,000	110,950	100,000	110,950
64	5	90,301	114,861	85,697	109,005	100,000	110,950	100,000	114,861
65	6	88,023	118,909	83,536	112,909	100,000	110,950	100,000	118,909
66	7	85,802	123,100	82,157	118,100	100,000	123,100	100,000	123,100
67	8	83,636	127,439	83,636	127,439	100,000	123,100	100,000	127,439
68	9	81,523	131,930	81,523	131,930	100,000	123,100	100,000	131,930
69	10	79,463	136,580	79,463	136,580	100,000	136,580	100,000	136,580
74	15	69,897	162,406	69,897	162,406	100,000	151,536	100,000	162,406
79	20	61,454	193,116	61,454	193,116	100,000	186,541	100,000	193,116
84	25	54,002	229,633	54,002	229,633	100,000	229,633	100,000	229,633
89	30	47,425	273,054	47,425	273,054	100,000	229,633	100,000	273,054
94	35	41,620	324,686	41,620	324,686	100,000	229,633	100,000	324,686
95	36	40,544	336,130	40,544	336,130	100,000	229,633	100,000	336,130

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

73

EQUI-VEST
®
(Series 801)
Issued by

Equitable Financial Life Insurance Company of America
Equitable Financial Life Insurance Company

This prospectus describes the important features of the contract and provides information about the Company.

We have filed with the Securities and Exchange Commission Statements of Additional Information (“SAI”) that includes additional information about EQUI-VEST
®
(Series 801), Equitable Financial Life Insurance Company of America and Variable Account AA and Equitable Financial Life Insurance Company and Separate Account A, respectively. The SAI dated May 1, 2026, is incorporated by reference into this prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The SAI is also available at our website, www.equitable.com/ICSR#EQH146653.

Reports and other information about Equitable Financial Life Insurance Company of America and Variable Account AA, and Equitable Financial Life Insurance Company and Separate Account A are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Class/Contract Identifier: C000247534 (
EFLOA
)
Class/Contract Identifier:
C000065463
(EFLIC)

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2026 to the current variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity prospectuses listed below

This Supplement provides important information regarding an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). The exchanges are subject to contract owner consent in applicable states. Please read this Supplement carefully and retain it for future reference.

Under the Program, EFLIC and EFLOA have entered into an assumption reinsurance transaction where EFLIC will transfer its insurance obligations and risks under its contracts to EFLOA by exchanging each EFLIC Contract with an identical EFLOA Contract. EFLOA and EFLIC have received all necessary regulatory approvals for this Program. As explained in more detail below, depending on which state the EFLIC Contract was issued in, contract owners may have the option to exchange (either through an opt-in or opt-out process) the EFLIC Contract for an EFLOA Contract. The exchanges will be accomplished by issuing a Certificate of Assumption which will state that EFLOA has assumed liability for your EFLIC Contract and that all references to EFLIC in the EFLIC Contract are changed to EFLOA. The Certificate of Assumption will further state that EFLOA has assumed all rights and duties under the express terms of your EFLIC Contract and that EFLIC no longer has any obligations to you. Except for the substitution of EFLOA for EFLIC as your insurer and moving from an EFLIC separate account to an EFLOA separate account, the terms of your contract will not change because of the Program. This means, the new EFLOA Contract will be identical to your EFLIC Contract except that EFLOA will be the issuer and administrator of your EFLOA Contract. There will be no charges assessed against you if your EFLIC Contract is exchanged for an EFLOA Contract including sales charges and the exchange will be made at relative net asset value. If your EFLIC Contract is exchanged for an EFLOA Contract, it will be for the same contract class and with the same optional benefits, if any. Partial exchanges are not permitted. If your EFLIC Contract is not exchanged for an EFLOA Contract, your EFLIC Contract will continue unchanged and there will be no penalty for not exchanging.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. In a separate letter (discussed below), we will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

In connection with the Program, in addition to this Supplement you are also receiving:

•	instructions describing what steps or consent are needed before your EFLIC Contract is exchanged for an EFLOA Contract; and

•	an EFLOA Contract prospectus(es).

The letter with instructions advising what “process” applies (i.e., whether you are in an opt-in process state, opt-out process state or automatic process state), will also contain any timelines or deadlines that are applicable. Please note, exchanges under the Program may continue to occur for several years. We reserve the right to extend or terminate the Program without notice.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	You will receive a Certificate of Assumption that will endorse your EFLIC Contract and convert it into your new EFLOA Contract. EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

(#27580)

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

Tax Matters

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

More Information

If you have any questions regarding the Program, please contact your financial representative or call the customer service center at 855-433-4015. Written inquiries may be mailed to:

Equitable Financial Life Insurance Company

8501 IBM Drive, Suite 150

Charlotte, NC 28262-4333

Variable Annuity, Variable and Index-Linked Annuity, and/or Variable and Fixed Maturity Options Annuity List

Structured Capital Strategies®	Retirement Cornerstone® Series 12.0
Structured Capital Strategies® 16	Retirement Cornerstone® Series 13.0
Structured Capital Strategies® Income	Retirement Cornerstone® Series 15.0
Structured Capital Strategies® PLUS	Retirement Cornerstone® Series 15A
Structured Capital Strategies PLUS® 21	Retirement Cornerstone® Series 15B
Structured Capital Strategies® PLUS GuardSM	Retirement Cornerstone® Series 17
Investment Edge® 15.0	Retirement Cornerstone® Series 17 Series E
Investment Edge® 21.0	Retirement Cornerstone® Series 19
EQUI-VEST® Employer-Sponsored Retirement Plans	Retirement Cornerstone® Series 19 Series E
EQUI-VEST® (Series 100-500)	EQUI-VEST® (Series 201)
EQUI-VEST® ExpressSM (Series 700)	EQUI-VEST® ExpressSM (Series 701)
EQUI-VEST® (Series 800)	EQUI-VEST® (Series 801)
EQUI-VEST® Strategies (Series 900)	EQUI-VEST® Strategies (Series 901)
Retirement Cornerstone® Series

EQUI-VEST® Employer-Sponsored Retirement Plans

EQUI-VEST® (Series 100-500)

EQUI-VEST® (Series 201)

EQUI-VEST® ExpressSM (Series 700)

EQUI-VEST® ExpressSM (Series 701)

Equitable Financial Life Insurance Company of America

Issued through: Variable Account AA

Statement of Additional Information

May 1, 2026

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® Strategies (Series 900)

EQUI-VEST® Strategies (Series 901)

EQUI-VEST® GWBL Rollover Annuity

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for your EQUI-VEST® product dated May 1, 2026. That prospectus provides detailed information concerning the contracts/certificates and the variable investment options, and/or the fixed maturity options that fund the contracts/certificates. Each variable investment option is a subaccount of the Company’s Variable Account AA. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 1430, Charlotte, NC 28201- 1430), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company

Equitable America is an Arizona stock life insurance corporation organized in 1969 with its main administrative office located at 8501 IBM Drive, Suite 150-GR, Charlotte, NC 28262-4333. We are an indirect wholly owned subsidiary of Equitable Holdings, Inc.

Calculation of annuity payments

Variable Immediate Annuities are described in a separate prospectus that may be available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract /certificate takes into account the number of annuity units of each variable investment option credited under a contract/certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1⁄2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1⁄2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1⁄2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract/certificate or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit

EV EFLOA

#866875

value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of Calculation of Annuity Payments

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Contract Adjustment - Segment Interim Value

(Applicable only to EQUI-VEST® Employer-Sponsored Retirement Plans (Series 100 and Series 200 (TSA and EDC contracts only)), EQUI-VEST®(Series 201), EQUI-VEST®Strategies (Series 900), and EQUI-VEST®Strategies (Series 901) contracts)

We calculate the Segment Interim Value for each Segment on each business day that falls between the Segment Start Date and Segment Maturity Date. The calculation is a formula designed to measure the fair value of your Segment Investment on the particular interim date and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal or loan prior to the Segment Maturity Date. The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The hypothetical put option provides us with a market value of the potential loss at Segment maturity, and the hypothetical call options provide us with a market value of the potential gain at Segment maturity. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. We are not required to hold such investments in relation to Segments and may or may not choose to do so. You are not affected by the performance of any of our investments (or lack thereof) relating to Segments. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. This section sets forth the actual calculation formula, as well as detailed descriptions of the components and specific inputs of the calculation. You should note that even if a corresponding

Index has experienced growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment. We have included examples of calculations of Segment Interim Values under various hypothetical situations at the end of this section.

Calculation Formula

For contracts issued on or after June 24, 2024 subject to state and other necessary approvals (see “Performance Cap Rate limiting factor” below for a table showing which contracts still use a Performance Cap Rate limiting factor), the Segment Interim Value calculation will no longer use a Performance Cap Rate limiting factor and, therefore, the Segment Interim Value is equal to the sum of the following three components: (1) Fair Value of hypothetical Fixed Instruments; plus (2) Fair Value of hypothetical Derivatives; plus (3) Cap Calculation Factor.

For all other contracts, the Segment Interim Value is equal to the lesser of (A) or (B), where:

(A)	equals the sum of the following three components:

(1)	Fair Value of hypothetical Fixed Instruments; plus

(2)	Fair Value of hypothetical Derivatives; plus

(3)	Cap Calculation Factor.

(B)	equals the Segment Investment (or the most recent Annual Lock Anniversary Starting Amount for an Annual Lock Segment) multiplied by (1 + the Performance Cap Rate limiting factor).

Components and Specific Inputs of the Calculation

Fair Value of Hypothetical Fixed Instruments. The Segment Interim Value formula includes an element designed to compensate us for the fact that when we have to pay out account value related to a Segment before the Segment Maturity Date, we forgo the opportunity to earn interest on the Segment Investment from the date of withdrawal or surrender until the Segment Maturity Date. We accomplish this estimate by calculating the present value of the Segment Investment using risk-free swap interest rate widely used in financial markets.

The Fair Value of Hypothetical Fixed Instruments in a Segment is currently based on the swap rate associated with the Segment’s remaining time to maturity. Swap rates are the risk-free interest rates widely used in derivative markets. There is no standard quote for swap rates. However, because of their high liquidity and popularity, swap rate quotes from different dealers generally fall within a close range, the differences among which are not meaningful. Swap rates can be obtained from inter-dealer systems or financial data vendors who have feeds from swap dealers. For example, “Bloomberg Composite” swap rates are the weighted average of swap rates provided by a number of dealers to Bloomberg. Individual dealers and brokers also publish swap rates of their own on Bloomberg or Reuters. We may, in the future, utilize exchange traded swaps that become available. These exchange traded swaps would have a standard quote associated with them.

2

The Fair Value of Hypothetical Fixed Instruments is defined as its present value, as expressed in the following formula:

(Segment Investment)/(1 + rate)(time to maturity)

The time to maturity is expressed as a fraction, in which the numerator is the number of days remaining in the Segment Duration and the denominator is the average number of days in each year of the Segment Duration for that Segment.

Fair Value of Hypothetical Derivatives. The Segment Interim Value formula includes an element designed to provide a market value of the potential gain or loss at Segment maturity, consistent with how distributions at the end of a Segment are treated. We accomplish this estimate by calculating the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity by the Performance Cap Rate using hypothetical derivatives.

When valuing the hypothetical Derivatives as part of the Segment Interim Value calculation, we use inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives before Segment maturity. Different inputs that reflect a higher estimated cost of exiting the hypothetical Derivatives may be used for Segments in contracts that do not use a Performance Cap Rate limiting factor and, if they are, the fair value of hypothetical Derivatives will be lower than if lower estimated costs of exiting were used. This means that the Segment Interim Value will also be lower.

Our fair market value methodology, including the market standard model we use to calculate the fair value of the hypothetical Derivatives for each particular Segment, may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Segment Interim Value you receive may be higher or lower than what other methodologies and models would produce. Please note that based on market conditions and other factors, including Segment Duration, the estimated cost of exiting hypothetical derivatives will likely vary between Segment Options, as well as, between individual Segments both with the same Segment Start Date and with different Segment Start Dates. We periodically reevaluate our estimated exit costs and our underlying estimated exit costs methodology based on a number of factors, including past experience, and may prospectively adjust the estimated cost of exiting hypothetical derivatives up or down.

The following types of hypothetical options are used to calculate the Fair Value of Hypothetical Derivatives at the time the Segment Interim Value is determined:

(A)	At-the-Money Call Option (strike price equals the index value at Segment inception). The potential for gain is estimated using the value of this hypothetical option.

(B)

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(C)	Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

For each Segment, we designate and value the hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested.

The Fair Value of Derivatives is equal to (A) minus (B) minus (C), as defined above.

In addition to the inputs discussed above, the Fair Value of Hypothetical Derivatives is also affected by the time remaining until the Segment Maturity Date.

We determine the fair value of each of the applicable designated hypothetical options using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity. If we did not take into account the estimated exit price, your Segment Interim Value would be greater. For Segments in contracts without a Performance Cap Rate limiting factor, we may use different inputs that reflect a higher estimated cost of exiting hypothetical Derivatives and, if we do, the fair value of hypothetical Derivatives will be lower for those Segments than if we didn’t use a higher estimated cost of exiting.

In addition, the estimated fair value price used in the Segment Interim Value calculation may vary higher or lower from other estimated prices and from what the actual selling price of identical derivatives would be at any time during each Segment. If our estimated fair value price is lower than the price under other fair market estimates or for actual transactions, then your Segment Interim Value will be less than if we used those other prices when calculating your Segment Interim Value. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment Type to Segment Type and may also change from day to day.

Each hypothetical option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the Segment. In the event that a number of options, or a fractional number of options, are being valued, the notional value would be the number of hypothetical options multiplied by the price of the Index at inception.

3

We use the following model inputs:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation.

This relationship is referred to as the “moneyness” of the option described above and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date and moneyness of the designated option that we use for purposes of the calculation.

Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from independent third parties using the model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment’s time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to the applicable maturity that are above and below the moneyness value of the hypothetical option.

(b)

We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment’s remaining time to the applicable maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

(c)	The volatility input for your Segment’s time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

Swap Rate — We use key derivative swap rates obtained from information provided by independent third parties which are recognized financial reporting vendors. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis, we use the projected annual dividend yield across the entire Index obtained from information provided by independent third-party financial institutions. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date.

Cap Calculation Factor. In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. In setting the Performance Rate Cap, we currently estimate annual expenses at approximately 1.80% of the Segment Investment. The Segment Interim Value formula includes the Cap Calculation Factor which is designed to reflect the fact that we will not incur those expenses for the entire duration of the Segment if you withdraw your investment prior to the Segment Maturity Date. Therefore, we provide a positive adjustment as part of the calculation of Segment Interim Value, which we call the Cap Calculation Factor. The Cap Calculation Factor is always positive and declines during the course of the Segment.

The Cap Calculation Factor represents a return of estimated expenses for the portion of the Segment Duration that has not elapsed. For example, if the estimated expenses for a one-year Segment are calculated by us to be $10, then at the end of 146 days (with 219 days remaining in the Segment), the Cap Calculation Factor would be $6, because $10 x 219/365 = $6. A Segment is not a variable investment option with an underlying portfolio, and therefore the percentages we use in setting the performance caps do not reflect a daily charge against assets held on your behalf in a separate account.

Performance Cap Rate limiting factor. For contracts issued on or after June 24, 2024, subject to state and other necessary approvals (see the table(s) below showing which contracts will no longer use a Performance Cap Rate limiting factor), the Segment Interim Value calculation will no longer use a Performance Cap Rate limiting factor. For contracts that do use a Performance Cap Rate limiting factor, the Segment Interim Value is never greater than the Segment Investment multiplied by (1 + the Performance Cap Rate

4

limiting factor). Generally, the Performance Cap Rate limiting factor is based on the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. Although the Performance Cap Rate limiting factor pro-rates the upside potential on amounts withdrawn early, there is no similar adjustment to pro-rate the downside protection. This means, if you surrender or cancel your contract, die, or make a withdrawal from a Segment before the Segment Maturity Date, any upside performance will be limited to a percentage lower than the Performance Cap Rate which may result in a lower Segment Interim Value and the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date.

For contracts subject to a Performance Cap Rate limiting factor, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. For example, if the Performance Cap Rate for a one-year Standard Segment is 10%, then at the end of 146 days, the pro rata share of the Performance Cap Rate would be 4%, because 10% x 146/365 = 4%; as a result, the Segment Interim Value at the end of the 146 days could not exceed 104% of the Segment Investment.

Performance Cap Rate limiting factor tables:

Jurisdiction	For EQUI-VEST Series 201 contracts only, with issue dates on or after this date will not use a Performance Cap Rate limiting factor in the Segment Interim Value calculation

Iowa, Nebraska	February 24, 2025

California, New Jersey, and Utah	November 25, 2024

Maryland, Wisconsin	September 23, 2024

Alabama, Arizona, Arkansas, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Kansas, Kentucky, Louisiana, Maine, Massachusetts, Michigan, Mississippi, Montana, Nevada, New Hampshire, New Mexico, New York, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Vermont, Virginia, Washington, West Virginia, and Wyoming

June 24, 2024

Jurisdiction	For EQUI-VEST Series 900 and 901 contracts only, with issue dates on or after this date will not use a Performance Cap Rate limiting factor in the Segment Interim Value

Montana	March 24, 2025

Nebraska*	February 24, 2025

New Jersey	November 25, 2024

California, Illinois, Louisiana, Maryland, Ohio, and Virginia	August 19, 2024

Alabama, Arizona, Arkansas, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Indiana, Iowa, Kansas, Kentucky, Maine, Massachusetts, Michigan, Mississippi, Nevada, New Hampshire, New Mexico, New York*, North Carolina, North Dakota, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Washington*, West Virginia, Wisconsin, and Wyoming

June 24, 2024

*Series 900 not offered in Nebraska, New York or Washington.

5

Calculation Examples

Standard Segments

Item	5-Year Segment	5-Year Segment
Segment Duration (in months	60	60
Valuation Date (Months since Segment Start Date	9	57
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	32%	32%
Time to Maturity (in months)	51	3
Total Amount Withdrawn from Contract(1)	$100	$100
Amount of withdrawal charge (this amount is included in “Total Amount Withdrawn from the Contract” shown above)	$0.08	$0.08

Assuming the change in the Index Value is -10% (for example 100.00 to 90.00)

Fair Value of Hypothetical Fixed Instrument	$856.22	$990.91
Fair Value of Hypothetical Derivatives	$14.56	-$25.03
Cap Calculation Factor	$85.00	$5.00
Sum of Above	$955.77	$970.88
Segment Interim Value(2)	$955.77	$970.88
Percent Withdrawn(3)	10.46%	10.30%
New Segment Investment(4)	$895.37	$897.00
New Segment Interim Value(5)	$855.77	$870.88
Percentage Change in Contract Value	-14.42%	-12.91%
(1)	The total amount withdrawn includes any applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawal).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawal).

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatilities are assumed: 19.6% (At-the-Money Call), 16.2% (Out-of-the-Money Call), and 20.9% (Out-of-the-Money Put).
(2)	Investment rate corresponding to remainder of Segment term is assumed 3.72% (9 months to maturity) and 3.72% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is 3.88% (9 months to maturity) and 4.7% (3 months to maturity).
(4)	Index dividend yield is 0.51% annually.

6

Contract Adjustment - Market Value Adjustment

(Applicable only to EQUI-VEST® Employer Sponsored Retirement Plans, EQUI-VEST® (Series 100-500), EQUI-VEST® (Series 700), EQUI-VEST® (Series 800), and EQUI-VEST®Strategies (Series 900) contracts)

If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

Calculation Examples

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated to a fixed maturity option with a maturity date of June 15 (eight years later) at a hypothetical rate to maturity of 4.00% (h), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15.(a)

	Hypothetical assumed rate to maturity(j) on June 15 (4 years later)
	2%	6%
As of June 15 before withdrawal
(1) market adjusted amount(b)	$126,455	$108,409
(2) fixed maturity amount(c)	$116,998	$116,998
(3) market value adjustment: (1) – (2)	$9,457	$(8,589)
On June 15 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) market adjusted amount (1) – $50,000	$76,455	$58,409
(7) fixed maturity amount: (2) – (5)	$70,738	$63,037
(8) maturity value(d)	$82,762	$73,752

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,886	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:
Maturity value	=	$136,886
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,738 or $63,037) x (1+0.04)(1,461/365)

7

Custodian

The Company is the custodian for the shares of the Trusts owned by Variable Account AA.

Independent registered public accounting firm

The (i) financial statements of each of the variable investment options of Variable Account AA as of December 31, 2025 and for each of the periods indicated therein and the (ii) statutory financial statements and supplemental schedules of Equitable Financial Life Insurance Company of America as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025 incorporated by reference to the filed Form N-VPFS (for Variable Account AA) and Form N-VPFS (for Equitable Financial Life Insurance Company of America) in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company of America. PricewaterhouseCoopers LLP’s address is 214 North Tryon Street, Suite 4200, Charlotte, North Carolina 28202.

Distribution of the contracts/certificates

Equitable Advisors distributes these contracts pursuant to a selling agreement between Equitable Advisors and the Company. For the years ended 2025, 2024 and 2023, Equitable Advisors was paid an administrative services fee of $0, $0 and $0, respectively. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Variable Account AA, $561,058,243 in 2025, $431,685,051 in 2024 and $295,713,271* in 2023. Of these amounts, Equitable Advisors retained $314,198,775, $218,683,849 and $134,463,331* respectively.

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Variable Account AA, the Company paid Equitable Distributors, distribution fees of $485,669,599 in 2025, $400,080,340 in 2024 and $281,932,594* in 2023 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Variable Account AA. Of these amounts, for each of these three years, Equitable Distributors retained $0, $49,282 and $19,523*, respectively.

*	Fees paid in 2023 do not include Variable Account AA.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for your EQUI-VEST® contract/certificate may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Variable Account AA asset charge for the expenses of the contracts/certificates times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Financial statements

The financial statements and supplemental schedules of the Company incorporated herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts/certificates.

8

PART C

OTHER INFORMATION

ITEM 27. EXHIBITS

(a)	Board of Directors Resolutions.

Assistant Secretary’s Certificate dated June 22, 2022, certifying the Resolutions of the Board of Trustees of Equitable Financial Life Insurance Company of America authorizing establishment of Variable Account AA, is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-266576) filed on August 5, 2022.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.

Wholesale Distribution Agreement dated April 1, 2005, by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)

Form of the First Amendment dated as of October 1, 2013, to the Whole Distribution Agreement dated as of April 1, 2005, between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(b)

Second Amendment dated as of August 1, 2015, to the Wholesale Distributor Agreement dated as of April1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

2.

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

3.

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

4.

General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006, to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008, to General Agent Sales Agreement dated as of April 1, 2008, by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013, by and between MONY LIFE INSURANCE COMPANY OF AMERICA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-236437) filed on March 14, 2022.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to General Agent Sales Agreement, dated as of November 1, 2019, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(i)

Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(j)

Tenth Amendment to General Agent Sales Agreement dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(k)

Eleventh Amendment to General Agent Sales Agreement dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(l)

Twelfth Amendment to General Agent Sales Agreement, dated November 1, 2023, between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-275044) filed on April 19, 2024.

(m)

Thirteenth Amendment to the General Agent Sales Agreement, dated as of July 1, 2024, is by and between Equitable Financial Life Insurance Company of America (“Equitable America”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(n)

Fourteenth Amendment to the General Agent Sales Agreement, dated as of March 1, 2025, is by and between Equitable Financial Life Insurance Company of America (“Equitable America”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(o)

Fifteenth Amendment to the General Agent Sales Agreement, dated as of March 24, 2025, is by and between Equitable Financial Life Insurance Company of America (“Equitable America”), an Arizona life insurance company, and Equitable Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

5.

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

6.

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(a)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(d)	Contracts.

1.

Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

2.

Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

3.

Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

4.	Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

5.	Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

6.	Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 3, 1999.

7.	Form of Guaranteed Death Benefit Rider, Form No. 99GDB, incorporated herein by reference to Registration Statement File No. 333-81501 filed on June 24, 1999.

8.	Form of EQUI-VEST Data Pages, Form No. 94ICA/B(8/99), incorporated herein by reference to Registration Statement File No. 333-81501 filed on June 24, 1999.

9.

Form of Beneficiary Continuation Option (Form No. 2000 ENIRA-BCO) to be used with certain certificates, incorporated herein by reference to Registration Statement File No. 333-81501 filed on April 27, 2000.

10.	Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates incorporated herein by reference to Registration Statement File No. 333-81501 filed on April 19, 2001.

11.

Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002 IRATOBCO-EV, incorporated herein by reference to Exhibit No. 4.(j) to Registration Statement File No. 333-81393 on Form N-4 filed on April 17, 2003.

12.

Form of Endorsement for Traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002 IRATOBCO, incorporated herein by reference to Exhibit No. 4.(k) to Registration Statement File No. 333-81393 on Form N-4 filed on April 17, 2003.

13.

Form of Endorsement for ROTH IRA Takeover Beneficiary Continuation Option, Form No. 2002 ROTHTOBCO, incorporated herein by reference to Exhibit No. 4(l) to Registration Statement File No. 333-81393 on Form N-4 filed on April 17, 2003.

14.

Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, incorporated herein by reference to Exhibit No. 4.(m) to Registration Statement File No. 333-81393 on Form N-4 filed on April 17, 2003.

15.	Form of Endorsement for All Series Contracts, No. 2003GIARATE, incorporated herein by reference to Exhibit No. 4(e)(e) to Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

16.

Form of Endorsement for 403(b) arrangement TSA Roth Elective Deferral incorporated herein by reference to Exhibit 4.(w)(w) to Registration Statement on Form N-4, (File No. 2-30070) filed on April 21, 2006.

17.

2006 Form of Conversion Endorsement to EQUI-VEST At Retirement is incorporated herein by reference to Exhibit 4.(x)(x) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

18.

Form of Flexible Premium Fixed and Variable Deferred Annuity Certificate (Form 2007EVBASEGA), incorporated herein by reference to Exhibit (4)(p) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

19.

Form of Flexible Premium Fixed and Variable Deferred Annuity Contract (Form 2007EVBASEA), incorporated herein by reference to Exhibit (4)(q) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

20.

Form of Endorsement for Charitable Remainder Trusts (Form 2007CRT), incorporated herein by reference to Exhibit (4)(r) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

21.

Form of Endorsement Applicable to Death Benefits (Civil Union Status) (Form 2008CU), incorporated herein by reference to Exhibit (4)(s) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

22.	Form of Roth Conversion Rider (Form 2007ROTHCV), incorporated herein by reference to Exhibit (4)(t) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

23.	Form of Data Pages for Group Certificate (Form 2007DP801), incorporated herein by reference to registration statement File No. 333-81501, filed on April 21, 2008.

24.	Form of Data Pages for Individual Contract (Form 2007DP801), incorporated herein by reference to registration statement File No. 333-81501, filed on April 21, 2008.

25.	Form of Guaranteed Death Benefit Rider (Form 2007GDB), incorporated herein by reference to Exhibit (4)(w) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

26.

Form of Endorsement Applicable to Inherited IRA Contracts (Form 2007INHIRA), incorporated herein by reference to Exhibit (4)(x) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

27.

Form of Endorsement Applicable to Inherited Roth IRA Contracts (Form 2007INHROTHIRA), incorporated herein by reference to Exhibit (4)(y) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

28.	Form of Endorsement Applicable to IRA Contracts (Form 2007IRA), incorporated herein by reference to Exhibit (4)(z) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

29.

Form of Endorsement Applicable to Roth IRA Contracts (Form 2007ROTHIRA), incorporated herein by reference to Exhibit (4)(aa) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

30.

Form of Endorsement Applicable to Non-Qualified Contracts (Form 2007NQ), incorporated herein by reference to Exhibit (4)(bb) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

31.

Form of Endorsement Applicable to Non-Qualified Contracts for Joint Owners (Form 2007ENJONQ), incorporated herein by reference to Exhibit (4)(cc) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

32.

Endorsement (2018EQV100TGAP-IRA-G(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800(indiv), incorporated herein by reference to Exhibit 4(a)(a)(m) to Registration Statement File No. 2-30070 filed on April 16, 2019.

33.

Endorsement (2018EQV100TGAP-IRA-I(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800(indiv), incorporated herein by reference to Exhibit 4(a)(a)(n) to Registration Statement File No. 2-30070 filed on April 16, 2019.

34.

Form of Certificate of Assumption for Equitable Financial Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-272919) filed on September 15, 2023.

(e)	Applications.

1.	Form of EQUI-VEST(SM) Tax-Deferred Variable Individual Annuity Application Form No. 180-1009, incorporated herein by reference to Registration Statement File No. 333-81501 filed on June 24, 1999.

2.

Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000BCO, incorporated herein by reference to Exhibit No. 5(b) to Registration Statement File No. 333-81393 on Form N-4 filed on April 17, 2003.

3.

Form of EQUI-VEST Deferred Variable Annuity Application for Inherited IRA Contracts (Form 180-3801 BCO), incorporated herein by reference to Exhibit (5)(c) to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

(a)

Form of EQUI-VEST Deferred Variable Annuity Application for Inherited IRA Contracts (BCO IRA (10/18)), incorporation herein by reference to Registration Statement File No. 333-81501 on Form N-4, filed on April 16, 2019.

4.

Form of EQUI-VEST Deferred Variable Annuity Application for IRA and NQ Contracts (Form 180-3800), incorporated herein by reference to Registration Statement File No. 333-81393 on Form N-4, filed on April 21, 2008.

(a)

Form of EQUI-VEST Deferred Variable Annuity Application for IRA and NQ Contracts (IRA/NQ App. (10/18)), incorporation herein by reference to Registration Statement File No. 333-81501 on Form N-4, filed on April 16, 2019.

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.

1.

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

2.

By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(a)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-191149) filed on April 21, 2021.

(g)	Reinsurance Contracts.

(1)

Assumption Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America, dated January 1, 2024, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-275044) filed on April 19, 2024.

(h)	Participation Agreements.

(1)

Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(1)(a)

AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(i)

Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(ii)

Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(iii)

Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(a)(iv)

Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(v)

Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(vi)

Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(a)(vii)

Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(a)(viii)

Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(ix)

Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(x)

Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(a)(xi)

Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(a)(xii)

Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(a)(xiii)

Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(xiv)

Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(a)(xv)

Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(a)(xvi)

Amendment No. 16 dated as of February 26, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(xvii)

Amendment No. 17 dated July 22, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(xviii)

Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(a)(xix)

Amendment No. 19 dated August 19, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(a)(xx)

Amendment No. 20 dated November 17, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(a)(xxi)

Amendment No. 21 dated March 16, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 29, 2023.

(a)(xxii)

Amendment No. 22 dated July 31, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(a)(xxiii)

Amendment No. 23 dated October 20, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(a)(xxiv)

Amendment No. 24 dated November 12, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1 (File No. 333-17217) filed on April 26, 2024.

(a)(xxv)

Amendment No. 25 dated October 27, 2025, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 6, 2026.

(2)

Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(a)(i)

Amendment No. 1 dated April 19, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333- 248907 on December 16, 2020.

(a)(ii)

Amendment No. 2 dated April 30, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, Invesco AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 on December 16, 2020.

(3)

Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)(i)

First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the “Agreement”), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(ii)

Amendment dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(a)(iii)

Third Amendment dated January 8, 2021 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(a)(iv)

Fourth Amendment dated February 16, 2021, to Participation Agreement dated March 15, 2010, by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(a)(v)

Fifth Amendment dated October 5, 2023, to Participation Agreement dated March 15, 2010 by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(4)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(i)

Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the “Agreement”) among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the “Parties”), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 18, 2017.

(a)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(iv)

Amendment No. 4, dated October 14, 2013, to the Participation Agreement (the “Agreement”), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the “Company”, (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(a)(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated hereby by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(a)(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(a)(ix)

Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256), filed on August 17, 2021.

(a)(x)

Amendment No. 10 dated October 11, 2022, to Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Variable Insurance Portfolios and Delaware Distributors, L.P., incorporated herein by reference to the Registration Statement on Form N-4 (333-248907) filed on February 3, 2023.

(5)

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)(i)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(ii)

Second Amendment, effective December 2, 2020 to the Amended and Restated Participation Agreement, (the “Agreement”), dated April 16, 2010, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(a)(iii)

Third Amendment, effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 266576) filed on December 16, 2022.

(a)(iv)

Fourth Amendment, effective August 11, 2022, to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 266576) filed on December 16, 2022.

(6)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(a)(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(a)(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the “Company”), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333- 191149 on December 10, 2013.

(a)(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(a)(iv)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), Equitable Financial Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(a)(v)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(a)(vi)

Sixth Amendment dated September 25, 2023, to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

(a)(vii)

Seventh Amendment dated August 29, 2024 to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, previously filed with this Registration Statement on Form N-4 (File No. 333-275044) filed on April 22, 2025.

(7)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(b)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 21, 2021.

(c)

Third Amendment to Participation Agreement effective September 9, 2022, to Participation Agreement dated October 1, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on April 20, 2023.

(i)	Administrative Contracts.

1.

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

2.

Services Agreement (“Agreement”) made as of December 31, 2025, is by and between Equitable Advisors, LLC, a Delaware limited liability company (“Equitable Advisors”) and Equitable Financial Life Insurance Company of America a life insurance company organized under the laws of the state of Arizona (“Company”) incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

3.

Services Agreement (“Agreement”) made as of December 31, 2025, is by and between Equitable Distributors, LLC, a Delaware limited liability company (“Equitable Advisors”) and Equitable Financial Life Insurance Company of America a life insurance company organized under the laws of the state of Arizona (“Company”), incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284950) filed on February 13, 2026.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

1.	Opinion and consent of Alfred Ayensu-Ghartey, Vice President and Associate General Counsel, filed herewith.

(l)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectuses, previously filed with this Registration Statement on Form N-4 (333-275044) filed on April 22, 2025.

(p)	Powers of Attorney, filed herewith.

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable.

(r)	Historical Current Limits on Index Gains. Not Applicable.

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ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

* The business address for all officers and directors of the Insurance Company is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE INSURANCE COMPANY

DIRECTORS

Douglas A. Dachille	Director
Legacy Liability Solutions, LLC
161 N. Clark Street
Chicago, IL 60602

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
846 9th Ave. S.
Naples, FL 34102

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
525 Park Avenue, 8D
New York, NY 10065

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Kurt W. Meyers	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*David W. Karr	Signatory Officer

*Erik Bass	Chief Strategy Officer

*Mary Jean Bonadonna	Signatory Officer

*Nicholas Chan	Deputy Treasurer

*Eric Colby	Signatory Officer

*Glen Gardner	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Ralph Petruzzo	Deputy General Counsel, Assistant Secretary and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Dorothy (Jean) Kelley	Signatory Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Qi Ning (“Peter”) Tian	Treasurer

*Gina Tyler	Chief Communications Officer

*David Ward	Head of Government Relations and Signatory Officer

*Constance Weaver	Chief Marketing Officer

*Xu (“Vincent”) Xuan	Head of Life Insurance and Signatory Officer, Appointed Chief Actuary

*Yun (“Julia”) Zhang	Chief Risk Officer

ITEM 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account

Variable Account AA (the “Variable Account”) is a variable account of Equitable Financial Life Insurance Company of America. Equitable Financial Life Insurance Company of America, an Arizona stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc.—Subsidiary Organization Chart: Q4-2025, filed herewith.

ITEM 30. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of Equitable Financial Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead, and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registered Separate Account pursuant to the foregoing provisions, or otherwise, the has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registered Separate Account of expense incurred or paid by a director, officer, or controlling person of the Registered Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registered Separate Account will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)	Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(b)	Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(c)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Yun (“Julia”) Zhang	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Chief Compliance Officer, Broker Dealer and Registered Investment Advisor

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President and Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Dustin Long	Vice President

*Sean George	Head of Business Development, Equitable Advisors

*Christian Cannon	Vice President and General Counsel

*Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Qi Ning “Peter” Tian	Director, Senior Vice President, Treasurer and Signatory Officer

*Greg Boosin	Vice President

*Seung Hee (“Stella”) Lee	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jim Kais	Director and Head of Group Retirement

*Ursula Carty	Head of Commercial Line Marketing

*Qi Ning (“Peter”) Tian	Treasurer and Signatory Officer

*Peter D. Golden	Individual Retirement, National Sales Manager and Signatory Officer

*Page Long	Individual Retirement, Head of Strategic Accounts and Signatory Officer

*Andrew Shaw	National Sales Manager for 1290 Funds and Signatory Officer

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*David Kahal	Financial Protection, Head of Life Distribution and Signatory Officer

*Fred Makonnen	Group Retirement, National Sales Manager and Signatory Officer

*Arielle D’-Auguste	Signatory Officer and General Counsel

*Christopher LaRussa	Chief Compliance Officer

*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Signatory Officer and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer

*Prabha (“Mary”) Ng	Signatory Officer and Chief Information Security Officer

*Seung Hee (“Stella”) Lee	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1345 Avenue of the Americas NY, NY 10105

(d)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0
ITEM 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract
Adjustment.
(a)

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redemmed during the prior year	Combination Contract (Yes/No)
EQUI-VEST (Series 800)	6,436	$196,134	0	$2,322,215	$36,461,118	Yes
EQUI-VEST (Series 801)	N/A	N/A	N/A	N/A	N/A	N/A
(b) Historical Current Limits on Index Gains. Not applicable.

ITEM 32. Location of Accounts and Records

This information is omitted as it is provided in Registered Separate Account’s most recent report on Form N-CEN.

ITEM 33. Management Services

Not applicable.

Item 34.	Fee Representation and Undertakings

(a)

The Insurance Company represents, with respect to the variable investment options, that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

The Registered Separate Account hereby represents that it is relying on the November 28, 1988 no action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registered Separate Account further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

(b)	With regard to Index-Linked Options and/or Fixed Options subject to a Contract Adjustment, the Insurance Company hereby undertakes:

(1)

To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)

That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

The Registered Separate Account hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the “1940 Act”) in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, the Company has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 21st day of April, 2026.

Variable Account AA
(Registered Separate Account)

Equitable Financial Life Insurance Company of America
(Insurance Company)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille
Francis Hondal	Mark Pearson	Charles G. T. Stonehill
Daniel G. Kaye	Bertram Scott	Arlene Issacs-Lowe
Joan Lamm-Tennant	George Stansfield	Craig MacKay

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
April 21, 2026